                                                     REGISTRATION NOS. 333-59717
                                                                        811-5166
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 6


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940   [X]


                                AMENDMENT NO. 8

                       (CHECK APPROPRIATE BOX OR BOXES.)

                            ------------------------

                        MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 708-2000

                             FREDERICK C. TEDESCHI
                 VICE PRESIDENT AND CHIEF COUNSEL -- OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------


     It is proposed that this filing become effective May 1, 2000 pursuant to Rule 485(a).


     STATEMENT PURSUANT TO RULE 24f-2


     The Registrant registers an indefinite number or amount of its flexible payment variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for the Registrant's fiscal year ending December 31, 1999 will be filed on or before March 31, 2000.

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

                             CROSS REFERENCE SHEET

                             (REQUIRED BY RULE 495)

                                     PART A

ITEM NO.                                                                      LOCATION
--------                                                                      --------
   1.      Cover Page......................................  Cover Page
   2.      Definitions.....................................  Definitions
   3.      Synopsis........................................  Summary
   4.      Condensed Financial Information.................  Condensed Financial Information
   5.      General Description of Registrant, Depositor,
           and Portfolio Companies.........................  MONY Life Insurance Company of America;
                                                             MONY America Variable Account A; The
                                                             Funds; Charges and Deductions
   6.      Deductions and Expenses.........................  Charges and Deductions
   7.      General Description of Variable Annuity
           Contracts.......................................  Payment and Allocation of Purchase
                                                             Payments; Other Provisions
   8.      Annuity Period..................................  Annuity Provisions
   9.      Death Benefit...................................  Death Benefit; Annuity Provisions
  10.      Purchases and Contract Value....................  Payment and Allocation of Purchase
                                                             Payments
  11.      Redemptions.....................................  Surrenders
  12.      Taxes...........................................  Federal Tax Status
  13.      Legal Proceedings...............................  Legal Proceedings
  14.      Table of Contents of Statement of Additional
           Information.....................................  Table of Contents of Statement of
                                                             Additional Information

                                                PART B

                     Information Required in a Statement of Additional Information
  15.      Cover Page......................................  Cover Page
  16.      Table of Contents...............................  Table of Contents
  17.      General Information and History.................  MONY Life Insurance Company of America
  18.      Services........................................  Not Applicable
  19.      Purchase of Securities Being Offered............  Not Applicable
  20.      Underwriters....................................  Prospectus -- MONY Life Insurance Company
                                                             of America
  21.      Calculation of Performance Data.................  Performance Data
  22.      Annuity Payments................................  Not Applicable
  23.      Financial Statements............................  Financial Statements

                                                PART C

       Information related to the following Items is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
  24.      Financial Statements and Exhibits
  25.      Directors and Officers of the Depositor
  26.      Persons Controlled by or Under Common Control with the Depositor or Registrant
  27.      Number of Contractowners
  28.      Indemnification
  29.      Principal Underwriters
  30.      Location of Accounts and Records
  31.      Management Services
  32.      Undertakings

                                   PROSPECTUS

                               Dated May 1, 2000


             Individual Flexible Payment Variable Annuity Contracts

                                   Issued By

                        MONY America Variable Account A
                     MONY Life Insurance Company of America


MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:


Allocation of Purchase Payments and Cash Value

- You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.

    - You can tell us to place them into a separate account. That separate account is called MONY America Variable Account A.


     - If you do, you can also tell us to place your purchase payments and fund values into any 20 of the 25 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. The subaccounts invest in shares of the following portfolios of the MONY Series Fund, Inc., Enterprise Accumulation Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc. and Janus Aspen Series (the "Funds").


    - MONY Series Fund, Inc.

     - Money Market Portfolio, Government Securities Portfolio, Long Term Bond Portfolio and Intermediate Term Bond Portfolio

    - The Enterprise Accumulation Trust


     - Equity Income Portfolio, Growth and Income Portfolio, Growth Portfolio, Equity Portfolio, Capital Appreciation Portfolio, Managed Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, International Growth Portfolio, High Yield Bond Portfolio, Multi-Cap Growth Portfolio, Balanced Portfolio



    - Dreyfus Stock Index Fund



    - The Dreyfus Socially Responsible Growth Fund, Inc.



    - Fidelity Variable Insurance Products Fund



     - Growth Portfolio



    - Fidelity Variable Insurance Products Fund II



     - Contrafund Portfolio



    - Fidelity Variable Insurance Products Fund III



     - Growth Opportunities Portfolio



    - Janus Aspen Series



     - Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio and Worldwide Growth Portfolio.


    - You can also tell us to place some or all of your purchase payments and fund values into our Guaranteed Interest Account with Market Value Adjustment. Our account will pay you a guaranteed interest rate annually, and we will guarantee that those purchase payments and fund values will not lose any value, so long as you leave the purchase payments and fund values in the Account. Purchase payments and fund values you place into the Guaranteed Interest Account with Market Value Adjustment become part of our assets.

Living Benefits

    - Annuity Benefits

     - This contract is designed to pay to you the fund value in periodic installments.

    - Fund Value Benefits

     - You may ask for some or all of the contract's fund value at any time. If you do, we may deduct a surrender charge.

    - Loans

     - You may borrow up to 50% of the fund value of the contract if you are a qualified retirement plan. You will have to pay interest to us on the amount borrowed.

Death Benefit

- We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity starting date.

Fees and Charges

- The contract allows us to deduct certain charges from the cash value. These charges are detailed in this prospectus.

STATEMENT OF ADDITIONAL INFORMATION


A Statement of Additional Information dated May 1, 2000 containing additional information about the Contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on page 48 of this prospectus or by telephoning 1-800-487-6669. The Table of Contents of the Statement of Additional Information can be found on page 48 of this prospectus.

This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. It comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc. and Janus Aspen Series, the Guaranteed Interest Account and MONY Life Insurance Company of America. You should read these prospectuses carefully and keep them for future reference.


                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Summary of the Contract.....................................  1
  Definitions...............................................  1
  Purpose of the Contract...................................  1
  Purchase Payments and Fund Values.........................  1
  MONY America Variable Account A...........................  2
  Guaranteed Interest Account with Market Value
     Adjustment.............................................  2
  Market Value Adjustment...................................  2
  Minimum Purchase Payments.................................  3
  Transfer of Fund Values...................................  3
  Charges and Deductions....................................  3
  Right to Return Contract Provision........................  4
  Death Benefit.............................................  4
Detailed Information About the Company and MONY America
  Variable Account A........................................  12
  MONY Life Insurance Company of America....................  12
  Year 2000 Issue...........................................  12
  MONY America Variable Account A...........................  13
The Funds...................................................  18
  Purchase of Portfolio Shares by MONY America Variable
     Account A..............................................  24
  Guaranteed Interest Account...............................  25
Detailed Information About the Policy.......................  26
  Payment and Allocation of Purchase Payments...............  26
Surrenders..................................................  32
Loans.......................................................  33
Death Benefit...............................................  34
  Death Benefit Provided by the Contract....................  34
  Enhanced Death Benefit....................................  34
  Election and Effective Date of Election...................  35
  Payment of Death Benefit..................................  35
Charges and Deductions......................................  36
  Deductions from Purchase Payments.........................  36
  Charges Against Fund Value................................  36
Annuity Provisions..........................................  40
  Annuity Payments..........................................  40
  Election and Change of Settlement Option..................  41
  Settlement Options........................................  41
  Frequency of Annuity Payments.............................  42
  Additional Provisions.....................................  42
Guaranteed Interest Account.................................  42
Other Provisions............................................  44
  Ownership.................................................  44
  Provision Required by Section 72(s) of the Code...........  44
  Provision Required by Section 401(a)(9) of the Code.......  45
  Secondary Annuitant.......................................  45
  Assignment................................................  46
  Change of Beneficiary.....................................  46
  Substitution of Securities................................  46

                                                              PAGE
                                                              ----
  Modification of the Contracts.............................  47
  Change in Operation of MONY America Variable Account A....  47
Voting Rights...............................................  47
Distribution of the Contracts...............................  48
Federal Tax Status..........................................  49
  Introduction..............................................  49
  Tax Treatment of the Company..............................  49
  Taxation of Annuities in General..........................  49
  Retirement Plans..........................................  50
Performance Data............................................  51
Additional Information......................................  52
Legal Proceedings...........................................  52
Financial Statements........................................  52
Table of Contents of Statement of Additional Information....  53

                            SUMMARY OF THE CONTRACT


     This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the portfolios offered by MONY Series Fund, Inc. and Enterprise Accumulation Trust. More detailed information about the Guaranteed Interest Account with Market Value Adjustment is contained in the prospectus attached to this prospectus and in your contract. More detailed information about the portfolios offered by the Funds is contained in the prospectus attached to this prospectus.


                                  DEFINITIONS

THIS PROSPECTUS CONTAINS SOME SPECIALIZED TERMS. WE HAVE DEFINED SPECIALIZED TERMS ON THE PAGE WHERE THEY FIRST APPEAR. THE DEFINITIONS WILL APPEAR ON THE PAGE IN A BOX LIKE THIS ONE.

PURPOSE OF THE CONTRACT

     The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

     The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those purchase payments can accumulate for a period of time and create fund values for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund values.

     An owner may use the Contract's design to accumulate fund values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403 (other than Section 403(b)), 408, 408A and 457 of the Internal Revenue Code (the "Code").

QUALIFIED PLANS -- Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 457 of the Internal Revenue Code.

QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

     The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to contracts issued in certain states. It may also be subject to income and other taxes.

PURCHASE PAYMENTS AND FUND VALUES

     The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

     You may allocate your purchase payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The purchase payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the purchase payments you make will not lose value.

     Purchase payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.

MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.


     The subaccounts of MONY America Variable Account A invest in shares of the
Funds at their net asset value. (See "The Funds" at page   ). Owners bear the
entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.


OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner. A collateral assignee is not the Owner.

PURCHASE PAYMENT (PAYMENT) -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

     The Guaranteed Interest Account is part of the Company's general account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest
Account" at page   .)

MARKET VALUE ADJUSTMENT

     A market value adjustment will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account in most states. A market value adjustment will not be imposed on contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period, nor to benefits paid as a result of the death of the Owner. The Guaranteed Interest Account and its market value adjustment feature are described in a separate prospectus which accompanies this prospectus.

FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for trading.

MINIMUM PURCHASE PAYMENTS

     The minimum purchase payment for individuals varies depending upon the purchaser of the contract and the method of paying the purchase payments. See "Payment and Allocation of Payment" on page 21.

     Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract" at page 21.) The Company may change any of these requirements in the future.

TRANSFER OF FUND VALUES

     You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account may be subject to a Market Value Adjustment for contracts issued in certain states. Transfers may be made by telephone if the proper form has been completed, signed, and received by the Company at its Syracuse Operations Center. See "Transfers", page 26.

CONTRACT LOANS

     If your contract permits, you may borrow up to 50% of your Contract's fund value from the Company. Your contract will be the only security required for the loan. Contracts issued to Qualified Plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's general account.

     We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's fund value.

SURRENDER

     You may surrender all or part of the Contract at any time and receive its cash value while the annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). The amounts you receive upon surrender may be subject to income taxes. (See "Federal Tax Status" at page 44.)

CHARGES AND DEDUCTIONS

     The Contract provides for the deduction of various charges and expenses from the fund value of the Contract. These deductions are summarized in the
table on page 31   and discussed in greater detail beginning on page 31.

NON-QUALIFIED CONTRACTS -- Contracts issued under Non-Qualified Plans.

NON-QUALIFIED PLANS -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

RIGHT TO RETURN CONTRACT PROVISION

     You have the right to examine the Contract when you receive it. You may return the Contract for any reason within ten days from the day you receive it. You will receive a full refund of the purchase payments received by the Company. During the Right to Return Contract period, purchase payments will be retained in the Company's general account and will earn interest at a rate not less than 3 1/2% per year.


     For contracts issued in the State of Washington, an additional 10% penalty will be added to any purchase payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.


DEATH BENEFIT

     If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. Under certain circumstances, an Enhanced Death Benefit may be payable. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See
"Death Benefit" at page   and "Enhanced Death Benefit" at page 29.)

ANNUITANT -- The person upon whose continuation of life any annuity payment depends and to whom annuity payments are made.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                        MONY AMERICA VARIABLE ACCOUNT A

               TABLE OF FEES FOR THE YEAR ENDED DECEMBER 31, 1999



CONTRACTOWNER TRANSACTION EXPENSES:
Maximum Deferred Sales Load (Surrender Charge) (as a
  percentage of amount surrendered).........................      7%*

MAXIMUM ANNUAL CONTRACT CHARGE..............................    $50**

MAXIMUM TRANSFER CHARGE.....................................    $25**

SEPARATE ACCOUNT ANNUAL EXPENSES:
Maximum Mortality and Expense Risk Fees.....................   1.25%***
Total Separate Account Annual Expenses......................   1.25%***


---------------

   * The Surrender Charge percentage, which reduces to zero as shown in the table on page 34, is determined by the Contract Year in which the surrender occurs.



     The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. See "Charges against Fund Value -- Free Partial Surrender Amount" at page 34.



  ** The Annual Contract Charge is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per contract year (except for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). See "Charges Against Fund Value -- Annual Contract Charge", at page 32. The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer, which will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). See "Charges Against Fund Value -- Transfer Charge" at page 32.



 *** The Mortality and Expense Risk charge is deducted daily equivalent to a current annual rate of 1.25 percent (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of the Separate Account.


ANNUAL EXPENSES OF MONY SERIES FUND, INC. AND THE ENTERPRISE ACCUMULATION TRUST:


                             MONY SERIES FUND, INC.



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                                                 GOVERNMENT
                                            INTERMEDIATE TERM     LONG TERM      SECURITIES   MONEY MARKET
                                             BOND PORTFOLIO     BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
                                            -----------------   --------------   ----------   ------------
Expenses..................................        0.07%              0.05%          0.08%         0.04%
Management Fees...........................        0.50%              0.50%          0.50%         0.40%
Total Annual Expenses.....................        0.57%              0.55%          0.58%(1)      0.44%


---------------


(1) Expenses do not include custodial credits. With custodial credits, expenses would have been 0.57%.



                         ENTERPRISE ACCUMULATION TRUST



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                              SMALL                                   HIGH        SMALL
                                             COMPANY                INTERNATIONAL     YIELD      COMPANY     EQUITY
                                 EQUITY       VALUE      MANAGED       GROWTH         BOND       GROWTH      INCOME      GROWTH
                                PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                ---------   ---------   ---------   -------------   ---------   ---------   ---------   ---------
Expenses.....................     0.04%       0.04%       0.04%         0.16%         0.09%       0.40%       0.30%       0.09%
Management Fees..............     0.78%       0.80%       0.72%         0.85%         0.60%       1.00%       0.75%       0.75%
Total Annual Expenses........     0.82%       0.84%       0.76%         1.01%         0.69%       1.40%(1)    1.05%(1)    0.84%

                                               GROWTH
                                 CAPITAL         AND
                               APPRECIATION    INCOME
                                PORTFOLIO     PORTFOLIO
                               ------------   ---------
Expenses.....................     0.41%         0.19%
Management Fees..............     0.75%         0.75%
Total Annual Expenses........     1.16%         0.94%


---------------


(1) Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios to the amount shown. Without the contractual limitation, the total expenses would have been as follows: Small Company Growth -- 1.55%; and Equity Income -- 1.20%.

                         ENTERPRISE ACCUMULATION TRUST



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                                                      MULTI-CAP
                                                              BALANCED PORTFOLIO   GROWTH PORTFOLIO
                                                              ------------------   ----------------
Management Fees.............................................         0.75%               1.00%
Other Expenses..............................................         0.20%               0.40%
Total Annual Expenses*......................................         0.95%               1.40%


---------------


* The sub-accounts corresponding to these Portfolios first became available for allocation in November, 1999. Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios to the amount shown. Without the contractual limitation, the total expenses would have been as follows: Balanced -- 1.89%; and Multi-Cap Growth -- 1.52%.



                            DREYFUS STOCK INDEX FUND



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



Management Fees.............................................  0.245%
Other Expenses..............................................  0.015%
Total Annual Expenses*......................................   0.26%


---------------


* The subaccount corresponding to this Fund first became available for allocation in July, 1999.



               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



Management Fees.............................................  0.75%
Other Expenses..............................................  0.04%
Total Annual Expenses*......................................  0.79%


---------------


* The subaccount corresponding to this Fund first became available for allocation in July, 1999.



                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                              GROWTH PORTFOLIO
                                                              ----------------
Management Fees.............................................        0.58%
Other Expenses..............................................        0.09%
Distribution and Service (12b-1) Fee........................        0.10%
Total Annual Expenses*......................................        0.77%


---------------


* The sub-account corresponding to this Portfolio first became available for allocation in July, 1999. Expenses do not include reimbursements. With reimbursements, expenses would have been 0.75%.

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                              CONTRAFUND(R) PORTFOLIO
                                                              -----------------------
Management Fees.............................................           0.58%
Other Expenses..............................................           0.10%
Distribution and Service (12b-1) Fee........................           0.10%
Total Annual Expenses*......................................           0.78%


---------------


* The sub-account corresponding to this Portfolio first became available for allocation in July, 1999. Expenses do not include reimbursements. With reimbursements, expenses would have been 0.75%.



                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND III



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                              GROWTH OPPORTUNITIES
                                                              --------------------
Management Fees.............................................          0.58%
Other Expenses..............................................          0.11%
Distribution and Service (12b-1) Fee........................          0.10%
Total Annual Expenses*......................................          0.79%


---------------


* The subaccount corresponding to this Portfolio first became available for allocation in July, 1999. Expenses do not include reimbursements. With reimbursements, expenses would have been 0.78%.



                               JANUS ASPEN SERIES



         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                       AGGRESSIVE                 CAPITAL      WORLDWIDE
                                                         GROWTH     BALANCED    APPRECIATION    GROWTH
                                                       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                       ----------   ---------   ------------   ---------
Management Fees......................................     0.65%       0.65%         0.65%        0.65%
Other Expenses.......................................     0.02%       0.02%         0.04%        0.05%
Total Annual Expenses*...............................     0.67%       0.67%         0.69%        0.70%


---------------


* The subaccounts corresponding to these portfolios first became available for allocation in July, 1999. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in management fee.



The purpose of the Table of Fees beginning on page 5 is to assist the Owner in understanding the various costs and expenses that the Owner will bear, directly or indirectly. The table reflects the expenses of the separate account as well as of the Funds. The Funds have provided information relating to their respective operations. The expenses borne by the Separate Account are explained under the caption "Charges and Deductions" at page 31 of this Prospectus. The expenses borne by the Funds are explained in each Fund's prospectus. The table does not reflect income taxes or penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

EXAMPLE

     If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                           AFTER      AFTER      AFTER      AFTER
SUBACCOUNT                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                                 ------    -------    -------    --------
MONY Money Market........................................   $80       $107       $136        $200
MONY Intermediate Bond...................................   $81       $111       $143        $214
MONY Long Term Bond......................................   $81       $110       $142        $212
MONY Government Securities...............................   $81       $111       $143        $215
Enterprise Equity........................................   $84       $119       $156        $240
Enterprise Small Company Value...........................   $84       $119       $157        $242
Enterprise Managed.......................................   $83       $117       $153        $234
Enterprise International Growth..........................   $86       $124       $165        $260
Enterprise High Yield....................................   $82       $115       $149        $226
Enterprise Growth........................................   $84       $119       $157        $242
Enterprise Growth and Income.............................   $85       $122       $162        $252
Enterprise Small Company Growth..........................   $90       $139       $191        $312
Enterprise Equity Income.................................   $86       $129       $174        $277
Enterprise Capital Appreciation..........................   $87       $129       $173        $275
Enterprise Multi-Cap Growth..............................   $90       $139       $190        $309
Enterprise Balanced......................................   $85       $142       $201        $338
Dreyfus Stock Index......................................   $78       $101       $127        $180
Dreyfus Socially Responsible.............................   $83       $118       $154        $237
Fidelity VIP Growth......................................   $83       $117       $153        $235
Fidelity VIP II Contrafund...............................   $83       $117       $153        $235
Fidelity VIII Growth Opportunities.......................   $83       $118       $154        $237
Janus Aspen Series Aggressive Growth.....................   $82       $114       $148        $224
Janus Aspen Series Balanced..............................   $82       $114       $148        $224
Janus Aspen Series Capital Appreciation..................   $82       $115       $149        $226
Janus Aspen Series Worldwide Growth......................   $83       $115       $150        $227



     If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                           AFTER      AFTER      AFTER      AFTER
SUBACCOUNT                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                                 ------    -------    -------    --------
MONY Money Market........................................   $80       $107       $ 92        $200
MONY Intermediate Bond...................................   $81       $111       $ 99        $214
MONY Long Term Bond......................................   $81       $110       $ 97        $212
MONY Government Securities...............................   $81       $111       $ 99        $215
Enterprise Equity........................................   $84       $119       $111        $240
Enterprise Small Company Value...........................   $84       $119       $112        $242
Enterprise Managed.......................................   $83       $117       $108        $234
Enterprise International Growth..........................   $86       $124       $121        $260
Enterprise High Yield....................................   $82       $115       $105        $226
Enterprise Growth........................................   $84       $119       $112        $242
Enterprise Growth and Income.............................   $85       $122       $117        $252
Enterprise Small Company Growth..........................   $90       $139       $147        $312
Enterprise Equity Income.................................   $86       $129       $129        $277
Enterprise Capital Appreciation..........................   $87       $129       $129        $275
Enterprise Multi-Cap Growth..............................   $90       $139       $145        $309

                                                           AFTER      AFTER      AFTER      AFTER
SUBACCOUNT                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                                 ------    -------    -------    --------
Enterprise Balanced......................................   $85       $142       $156        $338
Dreyfus Stock Index......................................   $78       $101       $ 82        $180
Dreyfus Socially Responsible.............................   $83       $118       $110        $237
Fidelity VIP Growth......................................   $83       $117       $109        $235
Fidelity VIP II Contrafund...............................   $83       $117       $109        $235
Fidelity VIII Growth Opportunities.......................   $83       $118       $110        $237
Janus Aspen Series Aggressive Growth.....................   $82       $114       $104        $224
Janus Aspen Series Balanced..............................   $82       $114       $104        $224
Janus Aspen Series Capital Appreciation..................   $82       $115       $105        $226
Janus Aspen Series Worldwide Growth......................   $83       $115       $105        $227



     If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                           AFTER      AFTER      AFTER      AFTER
SUBACCOUNT                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                                 ------    -------    -------    --------
MONY Money Market........................................   $17        $53       $ 92        $200
MONY Intermediate Bond...................................   $18        $57       $ 99        $214
MONY Long Term Bond......................................   $18        $57       $ 97        $212
MONY Government Securities...............................   $19        $58       $ 99        $215
Enterprise Equity........................................   $21        $65       $111        $240
Enterprise Small Company Value...........................   $21        $65       $112        $242
Enterprise Managed.......................................   $20        $63       $108        $234
Enterprise International Growth..........................   $23        $71       $121        $260
Enterprise High Yield....................................   $20        $61       $105        $226
Enterprise Growth........................................   $21        $65       $112        $242
Enterprise Growth and Income.............................   $22        $69       $117        $252
Enterprise Small Company Growth..........................   $27        $85       $147        $312
Enterprise Equity Income.................................   $23        $75       $129        $277
Enterprise Capital Appreciation..........................   $24        $75       $129        $275
Enterprise Multi-Cap Growth..............................   $27        $85       $145        $309
Enterprise Balanced......................................   $22        $88       $156        $338
Dreyfus Stock Index......................................   $15        $48       $ 82        $180
Dreyfus Socially Responsible.............................   $21        $64       $110        $237
Fidelity VIP Growth......................................   $21        $63       $109        $235
Fidelity VIP II Contrafund...............................   $21        $63       $109        $235
Fidelity VIII Growth Opportunities.......................   $21        $64       $110        $237
Janus Aspen Series Aggressive Growth.....................   $19        $60       $104        $224
Janus Aspen Series Balanced..............................   $19        $60       $104        $224
Janus Aspen Series Capital Appreciation..................   $20        $61       $105        $226
Janus Aspen Series Worldwide Growth......................   $20        $61       $105        $227



     The examples above should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. All Variable Account expenses as well as portfolio company (the Funds) expenses, are reflected in the examples. Expense reimbursements are reflected only in the years where there is a contractual obligation in effect. Not reflected in the examples which assume surrender at the, end of each time period are income taxes and penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

                        CONDENSED FINANCIAL INFORMATION

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES


                                                                UNIT VALUE
                                                         ------------------------
                                                                       DEC. 31,
SUB-ACCOUNT                                              INCEPTION       1999
-----------                                              ---------    -----------
Equity.................................................   $10.00
Small Company Value....................................    10.00
Managed................................................    10.00
Equity Income..........................................    10.00
Growth and Income......................................    10.00
Growth.................................................    10.00
Capital Appreciation...................................    10.00
Small Company Growth...................................    10.00
International Growth...................................    10.00
High Yield Bond........................................    10.00
Intermediate Term Bond.................................    10.00
Long Term Bond.........................................    10.00
Government Securities..................................    10.00
Money Market...........................................    10.00



                                                                   UNITS
                                                                OUTSTANDING
                                                                -----------
                                                                 DEC. 31,
SUB-ACCOUNT                                                        1999
-----------                                                     -----------
Equity......................................................
Small Company Value.........................................
Managed.....................................................
Equity Income...............................................
Growth and Income...........................................
Growth......................................................
Capital Appreciation........................................
Small Company Growth........................................
International Growth........................................
High Yield Bond.............................................
Intermediate Term Bond......................................
Long Term Bond..............................................
Government Securities.......................................
Money Market................................................

      The following chart may help you understand how the contract works:

                        [MONY LIFE INSURANCE FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT A

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.


     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company, MONY America Variable Account A, or the Contract.



     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.



YEAR 2000 ISSUE



  State of Readiness



     The Company has a service agreement with MONY whereby MONY provides services and equipment including computer and information systems to the Company to conduct its business.



     In 1996, the Company in conjunction with MONY and affiliates (hereafter collectively referred to as "MONY and its subsidiaries") initiated a formal Year 2000 Project (the "Project") to resolve the Year 2000 issue. The scope of the Project was identified, and funding was established.



     The scope of the Company's Project included: ensuring the compliance of all applications, operating systems and hardware on mainframe, PC and local area network ("LAN") platforms; ensuring the compliance of voice and data network software and hardware; addressing issues related to non-IT systems in buildings, facilities and equipment which may contain date logic in embedded chips; and addressing the compliance of key vendors and other third parties. Each system is tested using a standard testing methodology which includes unit testing, baseline testing, and future date testing. Future date testing includes critical dates near the end of 1999 and into the year 2000.



     At December 31, 1999, all of MONY and its subsidiaries' existing application systems had been remediated, current date tested and future date tested. Newly acquired applications and new releases of software packages were tested in 1999 as implemented.



     In late 1998 and early 1999, the Company contracted with a consulting firm to perform an Independent Validation and Verification ("IV&V") of the Year 2000 remediation of selected critical applications. The results of the IV&V indicated that the Company's remediation and testing processes were highly effective and had achieved a high level of compliance.



     All of the operating systems, systems software, and hardware for mainframe, PC and LAN platforms are deemed compliant based on information supplied by vendors verbally, in writing, or on the vendor's Internet site. Essentially all critical hardware and software were compliant and tested by December 31, 1998. The few remaining items were resolved and tested prior to December 31, 1999. We continue to monitor for Year 2000 compliance in 2000 as applications, systems software and hardware are upgraded or replaced. All critical non-IT systems had been remediated as of December 31, 1999, and ongoing monitoring for year 2000 compliance will continue in 2000.

     As part of the Project, we identified and contacted significant service and information providers, external vendors, suppliers, and other third parties (including telecommunication, electrical, security, and HVAC systems) that we believe will be critical to business operations after January 1, 2000. Procedures have been undertaken to ascertain with reasonable certainty their current and reasonably anticipated states of Year 2000 readiness through questionnaires, compliance letters, interviews, on-site visits, and other available means. We will continue to monitor and evaluate the progress of our suppliers and customers on this matter in 2000.



  Costs



     The total cost of the Year 2000 Project was $2.4 million. The total amount expended on the Project during 1999, 1998, and 1997 were $0.6 million, $1.4 million, and $0.4 million, respectively. These amounts also include costs associated with the development of contingency plans. The Company does not expect to incur any future material costs on the Year 2000 Project.



  Risks



     The Company has not experienced any material (or significant) Year 2000 related problems post-December 31, 1999 with its operations or with any external parties with which business is conducted. However, there is still the possibility that future Year 2000 related failures in the Company's systems or equipment and/or failure of external parties to achieve Year 2000 compliance could affect the distribution and sale of the life insurance, annuity and investment products and could have a material adverse effect on the Company's consolidated financial position and results of its operations.



  Contingency Plans



     The Company retained outside consultants to assist in the development of Business Continuity Plans ("BCP"), which include identification of third party service providers, information systems, equipment, facilities and other items which are mission-critical to the operation of the business. In conjunction with this effort, the Company developed a Year 2000 Contingency Plan (the "Contingency Plan") to address Y2K related failures of third parties, among other factors that are critical to the ongoing operation of the business. The Contingency Plan provides alternate means of processing critical work and services, as well as a methodology for selection and retention of alternate service providers, vendors, and suppliers, if necessary. Additional maintenance and refinement of BCP will continue in 2000, as other critical Year 2000 dates approach (such as February 29, 2000). The Company believes that due to the pervasive and evolving nature of potential Year 2000 issues, the contingency planning process is an ongoing one that will require further modifications as the Company obtains additional information regarding the status of third party Year 2000 readiness.



MONY AMERICA VARIABLE ACCOUNT A


     MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. All obligations under the contract are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account A proceeds from various contract charges applicable to those assets. From time to time, any such additional assets may be transferred in cash to the Company's General Account.

     MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY America Variable Account A. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.



     MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts of MONY America Variable Account A. Future subaccounts may invest in other portfolios of the Funds or in other securities.


     The following table lists the subaccounts of MONY America Variable Account A that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:


   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY MONEY MARKET SUBACCOUNT                  Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   MONY GOVERNMENT SECURITIES SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a weighted average maturity of
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   MONY INTERMEDIATE TERM BOND SUBACCOUNT        Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed income
   MONY Series Fund, Inc. Intermediate Term      securities issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY LONG TERM BOND SUBACCOUNT                Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed income
   MONY Series Fund, Inc. Long Term Bond         securities issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY INCOME SUBACCOUNT           Invests in a combination of growth and
                                                 income. Seeks to achieve an above average
   This subaccount purchases shares of the       and consistent total return, primarily
   Enterprise Accumulation Trust Equity          from investments in dividend paying U.S.
   Income Portfolio.                             common stocks.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH AND INCOME SUBACCOUNT       Seeks total return through capital
                                                 appreciation with income as a secondary
   This subaccount purchases shares of the       consideration by investing in a broadly
   Enterprise Accumulation Trust Growth and      diversified group of U.S. common stocks of
   Income Portfolio.                             large capitalization companies.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH SUBACCOUNT                  Seeks capital appreciation, primarily from
                                                 investments in U.S. common stocks of large
   This subaccount purchases shares of the       capitalization companies. Pursues goal by
   Enterprise Accumulation Trust Growth          investing in companies with long-term
   Portfolio.                                    earnings potential, but which are
                                                 currently selling at a discount to their
                                                 estimated long-term value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY SUBACCOUNT                  Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   ENTERPRISE CAPITAL APPRECIATION SUBACCOUNT    Seeks maximum capital appreciation,
                                                 primarily through investment in common
   This subaccount purchases shares of the       stocks of U.S. companies that demonstrate
   Enterprise Accumulation Trust Capital         accelerating earnings momentum and
   Appreciation Portfolio.                       consistently strong financial
                                                 characteristics.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE MANAGED SUBACCOUNT                 Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentages of which vary over time
   Portfolio.                                    based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in common stocks of small
   This subaccount purchases shares of the       capitalization companies believed by the
   Enterprise Accumulation Trust Small           portfolio manager to have an outlook for
   Company Growth Portfolio.                     strong earnings growth and potential for
                                                 significant capital appreciation.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY VALUE SUBACCOUNT     Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE INTERNATIONAL GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------

   ENTERPRISE HIGH YIELD BOND SUBACCOUNT         Seeks maximum current income by primarily
                                                 investing in high yield, income producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investors Service, Inc., or B- or
   Bond Portfolio.                               better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE BALANCED SUBACCOUNT                Seeks long-term total return. Generally,
                                                 between 55% and 75% of its total assets
   This subaccount purchases shares of the       will be invested in equity securities, and
   Enterprise Accumulation Trust Balanced        between 45% and 25% in fixed income
   Portfolio.                                    securities to provide a stable flow of
                                                 income. Allocation will vary based on the
                                                 manager's assessment of the return
                                                 potential of each asset class.
   ENTERPRISE MULTI-CAP GROWTH SUBACCOUNT        Seeks long-term capital appreciation by
                                                 primarily investing in growth stocks.
   This subaccount purchases shares of the       Companies will tend to fall into one of
   Enterprise Accumulation Trust Multi-Cap       two categories: companies that offer goods
   Growth Portfolio.                             or services to a rapidly expanding
                                                 marketplace or companies experiencing a
                                                 major change that is expected to produce
                                                 advantageous results.
   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. To pursue this goal, the fund
   Dreyfus Stock Index Fund.                     generally invests in all 500 stocks in the
                                                 S&P 500 in proportion to their weighting
                                                 in the index.
   --------------------------------------------------------------------------------------------
   THE DREYFUS SOCIALLY RESPONSIBLE              Seeks to provide capital growth, with
   SUBACCOUNT                                    current income as a secondary goal. To
                                                 pursue these goals, the fund invests
   This subaccount purchases shares of The       primarily in common stock of companies
   Dreyfus Socially Responsible Growth Fund,     that, in the opinion of its management,
   Inc.                                          meet traditional investment standards and
                                                 conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.
   --------------------------------------------------------------------------------------------
   FIDELITY GROWTH SUBACCOUNT                    Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) Growth Portfolio.                       with higher than average price/earnings
                                                 ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.
   --------------------------------------------------------------------------------------------
   FIDELITY CONTRAFUND(R) SUBACCOUNT             Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value it believes is not
   Fidelity Variable Insurance Products Fund     fully recognized by the public. Typically,
   II (VIP II) Contrafund(R) Portfolio.          includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   FIDELITY GROWTH OPPORTUNITIES SUBACCOUNT      Seeks to provide capital growth by
                                                 investing primarily in common stocks. May
   This subaccount purchases shares of           also invest in other types of securities,
   Fidelity Variable Insurance Products Fund     including bonds, which may be
   III (VIP III) Growth Opportunities            lower-quality debt securities. May invest
   Portfolio.                                    in securities of foreign issuers in
                                                 addition to those of domestic issuers.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES AGGRESSIVE GROWTH          Seeks long-term growth of capital by
   SUBACCOUNT                                    investing primarily in common stocks
                                                 selected for their growth potential.
   This subaccount purchases shares of Janus     Normally, it invests at least 50% of its
   Aspen Series Aggressive Growth Portfolio.     equity assets in medium-sized companies
                                                 with market capitalization's falling
                                                 within the range of companies in the S&P
                                                 MidCap 400 Index.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES BALANCED SUBACCOUNT        Seeks long-term capital growth, consistent
                                                 with preservation of capital and balanced
   This subaccount purchases shares of Janus     by current income. Normally invests 40-60%
   Aspen Series Balanced Portfolio.              of its assets in securities selected
                                                 primarily for their growth potential, and
                                                 40-60% in securities selected primarily
                                                 for their income potential and at least
                                                 25% of its assets in fixed-income
                                                 securities.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES CAPITAL APPRECIATION       Seeks long-term growth of capital. It
   SUBACCOUNT                                    pursues its objective by investing
                                                 primarily in common stocks selected for
   This subaccount purchases shares of Janus     their growth potential. The portfolio may
   Aspen Series Capital Appreciation             invest in companies of any size, from
   Portfolio.                                    larger, well-established companies to
                                                 smaller, emerging growth companies.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES WORLDWIDE GROWTH           Seeks long-term growth of capital in a
   SUBACCOUNT                                    manner consistent with the preservation of
                                                 capital. It pursues this objective by
   This subaccount purchases shares of Janus     investing primarily in common stocks of
   Aspen Series Worldwide Growth Portfolio.      companies of any size throughout the
                                                 world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.
   --------------------------------------------------------------------------------------------


                                   THE FUNDS


     Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. The Funds (except for Dreyfus Stock Index Fund) are diversified, open-end management investment companies. The Dreyfus Stock Index Fund is a non-diversified, open-end management investment company. The Funds are registered with the SEC under the Investment Company Act of 1940. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or either of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

MONY SERIES FUND, INC.


     Only shares of four of the seven portfolios of MONY Series Fund, Inc. can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers, and employees who are affiliated in some way with the Company. MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as an investment adviser, the Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to MONY Series Fund, Inc., the Company receives a daily investment advisory fee for each portfolio (see chart below). Fees are deducted daily and paid to the Company monthly.



     The following table describes the portfolios available and the investment advisory fees:



--------------------------------------------------------------------------------------------
                 PORTFOLIO                                INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------
  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------
  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% of assets in excess of $800 million of
                                                the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------


ENTERPRISE ACCUMULATION TRUST


     Enterprise Accumulation Trust has a number of portfolios, some of the shares of which can be purchased by the subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY Life Insurance Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information about the sub-advisers for each portfolio, see page 25 of the Enterprise Accumulation Trust prospectus which accompanies this prospectus. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise

Capital on a monthly basis. The sub-investment adviser and daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the table below:


------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO                    Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management Company   the next $400 million and       excess of $1 billion of the
  is the sub-investment adviser.      0.70% in excess of $800         portfolio's average daily
                                      million of the portfolio's      net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  MANAGED PORTFOLIO
                                      Annual rate of 0.80% of the     OpCap Advisors' fee for the
  OpCap Advisors and Sanford C.       first $400 million, 0.75% of    assets of the Portfolio it
  Bernstein & Co., Inc. are the       the next $400 million and       manages is an annual rate of
  sub-investment advisers.            0.70% in excess of $800         0.40% up to $1 billion,
                                      million of the portfolio's      0.30% from $1 billion to $2
                                      average daily net assets.       billion, and 0.25% in excess
                                                                      of $2 billion of the
                                                                      portfolio's average daily
                                                                      net assets. Sanford C.
                                                                      Bernstein & Co., Inc.'s fee
                                                                      for the assets of the
                                                                      Portfolio it manages is an
                                                                      annual rate of 0.40% up to
                                                                      $10 million, 0.30% from $10
                                                                      million to $50 million,
                                                                      0.20% from $50 million to
                                                                      $100 million, and 0.10% in
                                                                      excess of $100 million of
                                                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------
  SMALL COMPANY VALUE PORTFOLIO       Annual rate of 0.80% of the     Annual rate of 0.40% of the
                                      first $400 million, 0.75% of    first $1 billion and 0.30%
  Gabelli Asset Management, Inc. is   the next $400 million and       in excess of $1 billion of
  the sub-investment adviser.         0.70% in excess of $800         the portfolio's average
                                      million of the portfolio's      daily net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  HIGH YIELD BOND PORTFOLIO
                                      Annual rate of 0.60% of the     Annual rate of 0.30% of the
  Caywood Scholl Capital Corporation  portfolio's average daily       first $100 million and 0.25%
  is the sub-investment adviser.      net assets.                     in excess of $100 million of
                                                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  INTERNATIONAL GROWTH PORTFOLIO
                                      Annual rate of 0.85% of the     Annual rate of 0.40% of the
  Vontobel USA, Inc. is the           portfolio's average daily       first $100 million, 0.35% of
  sub-investment adviser.             net assets.                     $100 million to $200
                                                                      million, 0.30% of $200
                                                                      million to $500 million and
                                                                      0.25% in excess of $500
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO
                                      Annual rate of 0.75% of the     Annual rate of 0.30% of the
  Montag & Caldwell, Inc. is the      portfolio's average daily       first $1 billion and 0.20%
  sub-investment adviser.             net assets.                     in excess of $1 billion of
                                                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------
  GROWTH AND INCOME PORTFOLIO
                                      Annual rate of 0.75% of the     Annual rate of 0.30% of the
  Retirement System Investors, Inc.   portfolio's average daily       first $100 million, 0.25% of
  is the sub-investment adviser.      net assets.                     the next $100 million, and
                                                                      0.20% in excess of $200
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  EQUITY INCOME PORTFOLIO
                                      Annual rate of 0.75% of the     Annual rate of 0.30% of the
  1740 Advisers, Inc. (affiliate of   portfolio's average daily       first $100 million, 0.25% of
  MONY Life Insurance Company of      net assets.                     the next $100 million, and
  America) is the sub-investment                                      0.20% in excess of $200
  adviser.                                                            million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  SMALL COMPANY GROWTH PORTFOLIO
                                      Annual rate of 1.00% of the     Annual rate of 0.65% of the
  William D. Witter, Inc. is the      portfolio's average daily       first $50 million, 0.55% of
  sub-investment adviser.             net assets.                     the next $50 million and
                                                                      0.45% in excess of $100
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION PORTFOLIO      Annual rate of 0.75% of the     Annual rate of 0.45% of the
                                      portfolio's average daily       portfolio's average daily
  Marsico Capital Management, LLC is  net assets.                     net assets.
  the sub-investment adviser.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  BALANCED PORTFOLIO                  Annual rate of 0.75% of the     Annual rate of 0.30% up to
                                      average daily net assets.       $100 million, 0.25% of $100
  Montag & Caldwell, Inc. is the                                      million to $200 million and
  sub-investment adviser.                                             0.20% in excess of $200
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  MULTI-CAP GROWTH PORTFOLIO          Annual rate of 1.00% of the     Annual rate of 0.40% of the
                                      average daily net assets.       average daily net assets.
  Fred Alger Management Inc. is the
  sub-investment adviser.
------------------------------------------------------------------------------------------------------



DREYFUS STOCK INDEX FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the table below.



------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND            Annual rate of 0.245% of the    The Dreyfus Corporation pays
                                      fund's average daily net        the sub-investment adviser
  Mellon Equity Associates is the     assets.                         an annual rate of 0.01% of
  sub-investment adviser.                                             the value of the fund's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  THE DREYFUS SOCIALLY RESPONSIBLE    Annual rate of 0.75% of the     The Dreyfus Corporation pays
  GROWTH FUND, INC.                   fund's average daily net        the sub-investment adviser
                                      assets.                         an annual rate of 0.10% of
  NCM Capital Management Group, Inc.                                  the first $32 million, 0.15%
  is the sub-investment adviser.                                      in excess of $32 million up
                                                                      to $150 million, 0.20% in
                                                                      excess of $150 million up to
                                                                      $300 million, 0.25% in
                                                                      excess of $300 million of
                                                                      the value of the fund's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO -- Service Class FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND(R)
PORTFOLIO -- Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- GROWTH OPPORTUNITIES PORTFOLIO -- Service Class



     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs.

Affiliates assist FMR with foreign investments. The daily investment advisory fee for each portfolio is shown in the table below.



------------------------------------------------------------------------------------------
   PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS         The fee is calculated by adding a group fee
  FUND -- GROWTH PORTFOLIO                     rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
                                               Fund's average net assets throughout the
                                               month. The group fee rate is based on the
                                               average net assets of all the mutual funds
                                               advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  II -- CONTRAFUND(R) PORTFOLIO                rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        Fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  III -- GROWTH OPPORTUNITIES PORTFOLIO        rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        Fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------



JANUS ASPEN SERIES



     Janus Aspen Series has eleven portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment advisory fee for each portfolio is shown in the table below.



------------------------------------------------------------------------------------------
                 PORTFOLIO                               INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES AGGRESSIVE GROWTH         Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES BALANCED PORTFOLIO        Annual rate of 0.65% of the portfolio's
                                               average daily net assets.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                 PORTFOLIO                               INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES CAPITAL APPRECIATION      Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES WORLDWIDE GROWTH          Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------



     The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:


          (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

          (2) More than 50% of the outstanding portfolio shares.


     The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.


     Each Owner should periodically review their allocation of purchase payments and Cash Values among the subaccounts and the guaranteed interest account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the accompanying prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

     - Collect charges under the Contracts.

     - Pay Cash Value on full surrenders of the Contracts.

     - Fund partial surrenders.

     - Provide benefits under the Contracts.

     - Transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

     - Reinvested immediately at net asset value in shares of that portfolio.

     - Kept as assets of the corresponding subaccount.

CASH VALUE -- The Contract's Fund Value, less (1) any applicable Surrender Charge, (2) any outstanding loan, and (3) any applicable market value adjustment.


     The Boards of Directors or Trustees of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing conflicts to the Directors and Trustees of each of the Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

     Crediting of Interest. The entire initial purchase payment always earns interest at a rate not less than 3.5% per year until the end of the Right to Return Contract period. When the Right to Return Contract period ends, the entire initial purchase payment plus interest earned is transferred to the selected subaccounts and Guaranteed Interest Account accumulation periods.


     Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company. The Company guarantees that the rate credited will not be less than 3.5% (0.0094%, compounded daily). If you allocate purchase payments (or transfer funds) to the Guaranteed Interest Account, you will choose between accumulation periods of 3, 5, 7, or 10 years for contracts issued in most states. The accumulation period is limited to one year for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Purchase payments you allocate to the Accumulation Period you select will receive this interest rate for the entire period. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rates we are then declaring. When the period expires you can elect an accumulation period of 3, 5, 7, or 10 years or may elect to transfer the entire amount allocated to the expiring accumulation period to the separate account. This election is not permitted for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania. If you make no election, the entire amount allocated to the expiring accumulation period will automatically be held for an accumulation period of the same length. If that period will extend beyond the maturity date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.


     Surrenders. When you as Contract Owner request Contract Fund Values from the Guaranteed Interest Account be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you must tell the Company the source by interest rate accumulation period of amounts you request be transferred, surrendered, loaned, or used to pay charges.

     Market Value Adjustment. Amounts taken from the Guaranteed Interest Account because of partial and full surrenders or transfers from the Guaranteed Interest Account are subject to Market Value Adjustment for contracts issued in most states. This Adjustment is determined by multiplying the amount of the surrender or transfer from each accumulation period and interest rate by the following factor:

                         [(1 + a)/(1 + b)](n-t)/12) - 1

where

        a = rate declared at the beginning of accumulation period

        b = rate then currently declared for an accumulation period equal to the time remaining in the guaranteed period, plus 0.25%

        n = guaranteed period in months

        t = number of elapsed months (or portion thereof) in the guaranteed period

     If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Periods are not available, we will use the rate for the next available Accumulation Period.

     Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days of the end of the accumulation period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. Market Value Adjustments also do not apply to contracts issued in certain states.

     The Guaranteed Interest Account and its Market Value Adjustment feature are described in greater detail in a separate prospectus attached to this prospectus for your convenience.

                     DETAILED INFORMATION ABOUT THE POLICY

     The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. Attached to this prospectus is a prospectus describing the Guaranteed Interest Account with Market Value Adjustment and its various features, charges and major provisions.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

  Issuance of the Contract

     Individuals who want to buy a Contract must:

          (1) Complete an application.

          (2) Personally deliver the application to:

             (a) A licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

             (b) A registered representative of a broker dealer which had been authorized by MSC to sell the Contract.

          (3) Pay the minimum initial purchase payment.

     The minimum purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum purchase payment for each situation.

--------------------------------------------------------------------------------------------------------
                     USE OF CONTRACT OR
              METHOD OF MAKING PURCHASE PAYMENT                      MINIMUM PURCHASE PAYMENT
--------------------------------------------------------------------------------------------------------
    Individual retirement accounts and annuities under     $2,000
    Section 408 of the Code (other than Simplified
    Employee Pensions).
--------------------------------------------------------------------------------------------------------
    Non-Qualified Plans.                                   $2,000
--------------------------------------------------------------------------------------------------------
    H.R. 10 plans (self-employed individuals' retirement   $600
    plans under 401 or 403(c) of the Code), certain
    corporate or association retirement plans, Simplified
    Employee Pensions under Section 408 and 408A of the
    Code.
--------------------------------------------------------------------------------------------------------
    Annuity purchase plans sponsored by certain            $600
    tax-exempt organizations, governmental entities and
    deferred compensation plans under Section 457 of the
    Code.
--------------------------------------------------------------------------------------------------------
    Payroll deduction and automatic checking account       Annualized rate of $600 (i.e., $600 per year,
    withdrawal plans.                                      $300 semiannually, $150 quarterly or $50 per
                                                           month)
--------------------------------------------------------------------------------------------------------
    Government Allotment Plans                             $50 per month
--------------------------------------------------------------------------------------------------------

GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

     The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

          (1) Cumulative Purchase Payments made under any one or more Contracts held by the Contract Owner, less

          (2) The amount of any prior partial surrenders and their Surrender Charges, exceed

          (3) $1,500,000.

     The Company reserves the right to reject an application for any reason permitted by law.

EFFECTIVE DATE -- The date the contract begins as shown in the Contract.

     Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

          (1) The Contract is issued by the Company, and

          (2) The Contract is accepted by the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner. Net Purchase Payments will be held in the Company's General Account if:

          (1) The application is approved,

          (2) The Contract is issued, and

          (3) The Owner accepts the Contract.

These amounts will be held in that Account pending end of the Right to Return Contract Period. (See page 23.) Interest will be credited on amounts held in the General Account beginning on the date the amounts are received. Amounts are received on the day of actual receipt at the Company's Operation

Center. The prospective buyer will be told the reasons for the delay, the initial Purchase Payment will be returned in full and the application declined if:

          (1) The application is not complete when received, and

          (2) The application is not completed within 5 days.

The application will not be declined if the prospective buyer consents to the Company's keeping the Purchase Payment until the application is completed.

  Right to Return Contract Provision

     The Owner may return the Contract within 10 days of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to all purchase payments received by the Company.


     For contracts issued in the State of Washington, an additional 10% penalty will be added to any purchase payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.


  Allocation of Payments and Fund Value


     Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to up to 20 of the 25 subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the Right to Return Contract Period. The Net Purchase Payments will earn interest at a rate not less than 3.5% per year beginning on the later of:


          (1) The Effective Date of the Contract, and

          (2) The date the Payment is received at the Company's Operations
     Center.

     Net Purchase Payments will continue to earn 3.5% annual interest until the Right to Return Contract Period expires (See "Right to Return Contract Provision" above.) After the Right to Return Contract Period has expired, the Contract's Fund Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account according to the Owner's percentage allocation.

     After the Right to Return Contract Period, under a non-automatic payment plan, if the Owner does not:

          (1) Specify the amount to be allocated among subaccounts, or

          (2) Specify the percentage to be allocated among subaccounts, or

          (3) The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The amount specified must not be less than $10.00 and the percentage specified must not be less than 10% of the Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

     The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone subject to the rules of the Company and its right to terminate telephone allocation. The Company reserves the right to deny any telephone allocation request. If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone allocation changes by telephone. In such cases, a Owner would submit a written request. Any such change, whether made in writing or by telephone, will be effective when recorded on the records of the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. The Company has adopted rules relating to changes of allocations by telephone which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:

          (1) The Company shall not be liable for any loss as a result of following fraudulent telephone instructions, and

          (2) The Owner will therefore bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.


     Net Purchase Payments may be allocated in whole percentages to up to 20 of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington must maintain a minimum fund value balance of $2,500 in the Guaranteed Interest Account when an allocation to said account is chosen.


     When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of Units. The number of Units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

  Calculating Unit Values for Each Subaccount

     The unit value of each subaccount on its first Business Day was set at $10.00. The Company computes the unit value of a subaccount on any later Business Day as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as purchase payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Business Day before the purchase or redemption of any units on that date.

     The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The Unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Guaranteed Interest Account Fund Value

     Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to the accumulation period chosen by the Contract Owner on:

          (1) The date received at the Operations Center, or

          (2) If the day Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily. That part of a Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Owner.

  Calculation of Fund Value

     The Contract's Fund Value will reflect:

     - The investment performance of the selected subaccount(s) of MONY America Variable Account A.

     - Amounts credited (including interest) to the Guaranteed Interest Account.

     - Any Net Purchase Payments.

     - Any Partial Surrenders.

     - All Contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

     The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract" at page 21.)

     After allocation of the amounts in the General Account to MONY America Variable Account A or the Guaranteed Interest Account, on each Business Day, the Contract's Fund Value will be computed as follows:

          (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on the Business Day. This is done by multiplying the subaccount's Unit value on that date by the number of subaccount Units allocated to the Contract;

          (2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase payments and:

               - The addition of any interest credited.

               - Addition or subtraction of any amounts transferred.

               - Subtraction of any partial surrenders.

               - Subtraction of any Contract charges, deductions, and any Market
                 Value Adjustments

          (3) Add the value attributable to any loan account;

          (4) Add any Net Purchase Payment received on that Business Day;

          (5) Subtract any partial surrender amount and its Surrender Charge made on that Business Day;

          (6) Subtract any Annual Contract Charge and/or transfer charge deductible on that Business Day.

     In computing the Contract's Fund Value, the number of subaccount Units allocated to the Contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Fund Value is done before any other Contract transactions on the Business Day, such as:

     - Receipt of Net Purchase Payments.

     - Partial Surrenders.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

     Transfers. You may transfer the value of the Contract among the subaccounts after the Right to Return Contract Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone if you have proper authorization. See "Allocations of Payments and Fund Value," page 23. Currently, there are no limitations on the number of transfers between subaccounts.


     A transfer charge is not currently imposed on transfers. (See "Charges Against Fund Value -- Transfer Charge" at page 32.) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the Right to Return Contract Period will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.


CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

     Transfers Involving the Guaranteed Interest Account. Transfers may be made from the Guaranteed Interest Account at any time, but, if they are made before the end of the 3, 5, 7, or 10 year accumulation period there will be a Market Value Adjustment for contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply.


     Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.


TERMINATION OF THE CONTRACT

     The Contract will remain in effect until the earlier of:

          (1) The date the Contract is surrendered in full,

          (2) The date annuity payments start,

          (3) The Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account remains in the Contract, and

          (4) The date the Death Benefit is payable under the Contract.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.

EFFECTIVE DATE -- The date shown as the Effective Date of the Contract.

                                   SURRENDERS

     The Owner may elect to make a surrender of all or part of the Contract's value provided it is:

     - On or before the annuity payments start, and

     - During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

     The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less

          (1) any applicable Surrender Charge,

          (2) any applicable Market Value Adjustment, and

          (3) any Outstanding Debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Fund Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any Surrender Charge or any applicable Market Value Adjustment will be in addition to the amount requested by the Owner.

MARKET VALUE ADJUSTMENT -- An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account for Contracts issued in certain states.

ACCUMULATION PERIOD -- Currently 3, 5, 7 and 10 years. The Period starts on the Business Day that falls on, or next follows the date the purchase payment is transferred into the Guaranteed Interest Account and ends on the monthly contract anniversary immediately prior to the last day of that Period. (The accumulation period is limited to one year for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington.)

     A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account accumulation periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any Surrender Charge and any applicable Market Value Adjustment. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Owner. The Unit value will be calculated as of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount designated by the Owner. The request will not be accepted if:

     - There is insufficient Fund Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

     - The request is incorrect.


     Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

     Any cash surrender amount will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

          (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

          (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

          (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonable practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender or proof of death is received by the Company. Surrenders involving payment from the Guaranteed Interest Account may in certain circumstances and in certain states also be subject to a Market Value Adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of
the Contract. (See "Annuity Provisions" at page   .)

     Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

     The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status" at page 44.)

                                     LOANS

     Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont). All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

     - The term of the loan must be 5 years or less.

     - Repayments are required at least quarterly and must be substantially level.

     - The loan amount is limited to certain dollar amounts as specified by the IRS.

     The Owner (Plan Trustee) must certify that these conditions are satisfied.

     In any event, the maximum outstanding loan on a contract is 50% of the Fund Value of the subaccounts and/or the Guaranteed Interest Account. Loans are not permitted before the end of the Right to Return Period. In requesting a loan, the Contract Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Contract Owner with the amount of the Loan requested, Fund Values must be taken from the Guaranteed Interest Account, then the Contract Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Contract Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to a Contract Owner.

     Values are transferred to a loan account that earns interest at an annual rate of 3.5%. The annual loan interest rate charged will be 6%.

     Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account using the most recent payment allocation on record.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

     The Company will pay a Death Benefit to the Beneficiary if:

     - The Annuitant dies; and

     - The death occurs before the annuity payments start.

     The amount of the Death Benefit will be the greater of

          (1) The Fund Value less any Outstanding Debt on the date of the Annuitant's death;

          (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges; and

          (3) The Enhanced Death Benefit, if any.

If there are funds allocated to the Guaranteed Interest Account at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

ENHANCED DEATH BENEFIT

     Your Contract provides for an enhanced death benefit.


     On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday (prior to the first 5th anniversary for issue ages greater than 65), the Guaranteed Minimum Death Benefit may be increased. If the Fund Value is greater than the current Guaranteed Minimum Death Benefit, the Guaranteed Minimum Death Benefit is equal to:


          1. the Fund Value on the date the new Guaranteed Minimum Death Benefit is to be calculated;

          2. the current Guaranteed Minimum Death Benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the Guaranteed Minimum Death Benefit

          3. In no event will the Guaranteed Minimum Death Benefit exceed 200% of the total purchase payments made, reduced proportionately for:

             - Each partial surrender (including surrender charges and
               applicable market value adjustments, if applicable), less

             - Any Outstanding Debt.

     The proportionate reduction for each partial surrender will be equal to:

          (1) The amount of that partial surrender (including any surrender charges and applicable market value adjustment, if applicable, assessed), divided by

          (2) The Fund Value immediately before that partial surrender, multiplied by,

          (3) The enhanced death benefit immediately before the surrender.

     All subaccounts are eligible for Guaranteed Minimum Death Benefit coverage.

     The cost of this enhancement is reflected in the mortality and expense risk charge. Once the last value is set (prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased after age 65), it will not be recalculated.

     All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

ELECTION AND EFFECTIVE DATE OF ELECTION

     The Owner may elect to have the Death Benefit of the Contract applied under one of four Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

     - During the lifetime of the Annuitant, and

     - Before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

          (1) to receive the Death Benefit in the form of a cash payment; or

          (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options" at page 36.) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operation Center.

     Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

PAYMENT OF DEATH BENEFIT

     If the Death Benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

     - the election becomes effective, or

     - the election is considered to become effective, and

     - due proof of death is received.

The Company may be permitted to postpone such payment under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company.


     For contracts issued in the State of Washington, the Company will pay interest on death proceeds paid in a single sum or settled under a Settlement Option elected after the date of death. Interest will be paid from the date of death to the date of payment or election of a Settlement Option. The interest rate will not be less than the rate required by law.

                             CHARGES AND DEDUCTIONS

     The following table summarizes the charges and deductions under the
Contract:
--------------------------------------------------------------------------------

                       DEDUCTIONS FROM PURCHASE PAYMENTS
--------------------------------------------------------------------------------

     Tax Charge                                    State and local -- 0%-3.5% -- Company
                                                   currently assumes responsibility; current
                                                   charge to Owner 0%.
                                                   Federal -- Currently 0% (Company reserves
                                                   the right to charge in the future.)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                           DAILY DEDUCTION FROM VARIABLE ACCOUNT A
----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge               Current daily rate -- 0.003425%
     Annual Rate deducted daily from net assets    Current Annual rate -- 1.25% (Company
                                                   reserves the right to charge up to 1.35%)
----------------------------------------------------------------------------------------------

                                  DEDUCTIONS FROM FUND VALUE
----------------------------------------------------------------------------------------------
     Annual Contract Charge                        Non-Qualified Contracts -- $0
     Current charges listed may be increased to    IRA and SEP-IRA -- $0
     as much as $50 ($30 in certain states) on     Qualified Contracts -- $0
     30 days written notice
----------------------------------------------------------------------------------------------
     Transaction and Other Charges                 $0
     Transfer Charge                               [Company reserves the right to charge up to
                                                   $25 ($10 in South Carolina and Texas)]
----------------------------------------------------------------------------------------------
     Surrender Charge                              See below for grading schedule. See page
     Grades from 7% to 0% of Fund Value            "Charges and Deductions -- Charges Against
     surrendered based on a schedule.              Fund Value" for details of how it is
                                                   computed.
----------------------------------------------------------------------------------------------

The following provides additional details of the charges and deductions under the Contract.

DEDUCTIONS FROM PURCHASE PAYMENTS

     Deductions may be made from purchase payments for premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Owner.

CHARGES AGAINST FUND VALUE

  Daily Deduction from MONY America Variable Account A


     Mortality and Expense Risk Charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.25% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account A. Of the 1.25% charge, .80% is for assuming mortality risks (which is guaranteed no to exceed .90%), and .45% is for assuming expense risks. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003425% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day. The Company reserves the right to increase the charge up to a maximum annual rate of 1.35%.

     The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

     The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3 1/2% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

     The Company does not expect to make a profit from the mortality and expense risk charge. However, if the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.


  Deductions from Fund Value



     Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.


     The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from MONY and such other sources as may be available.


     Currently, there is no annual Contract charge. The Company may in the future impose a Contract charge. The charge will never, however, exceed $50 (except for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania where it will not exceed $30). The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.


     If imposed, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.


     Transfer Charge. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except in for contracts issued in the states of South Carolina and Texas where is will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account from which the first transfer is made.

     Surrender Charge. A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the contract.


     The Surrender Charge will never exceed 7% of total Fund Value. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge" at page 31.)

     A Surrender Charge will be computed when a surrender is made and will be deducted from the Fund Value if:

          (1) All or a part of the Contract's Cash Value (See "Surrenders" at page 27) is surrendered, or

          (2) The Cash Value is received at maturity when the annuity payments start.

     A Surrender Charge will not be imposed:

          (1) Against Fund Value surrendered after the eighth Contract Year.

          (2) To the extent necessary to permit the Owner to obtain an amount equal to the Free Partial Surrender Amount (See "Free Partial Surrender Amount" at page 34.)


          (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options" at page 36.) The elimination of a surrender charge in this situation does not apply to contracts issued in the State of Texas.


In no event will the aggregate Surrender Charge exceed 7% of the Fund Value. The amount deducted from the Fund Value to cover the surrender charge is not subject to the surrender charge.

     For a partial surrender, the Surrender Charge will be deducted from any remaining Fund Value, if sufficient. If the Fund Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

     No Surrender Charge will be deducted from Death Benefits except as described in "Death Benefit" at page 29.


     If an existing variable annuity contract issued by MONY Life Insurance Company of America is exchanged for this Contract, a separate effective date will be assigned to this Contract by endorsement for purposes of determining the amount of any Surrender Charge. The effective date of this Contract with the endorsement will be the effective date of the existing variable annuity contract in the following cases:



          (a) only when computing surrender charges; and



          (b) only when the surrender occurs on or after June 1, 2000



A separate surrender charge effective date does not apply in states where the endorsement has not been approved and is not available for contracts issued in the State of Florida.

     Amount of Surrender Charge. The amount of the Surrender Charge is equal to a varying percentage of Fund Value during the first 8 Contract years. The percentage is determined by multiplying the Surrender Charge Percentage for the Contract Year by the amount of Fund Value requested as follows:
--------------------------------------------------------------------------------
                       SURRENDER CHARGE PERCENTAGE TABLE
--------------------------------------------------------------------------------

                    CONTRACT YEAR                          SURRENDER CHARGE PERCENTAGE
----------------------------------------------------------------------------------------------

                          1                                            7%
----------------------------------------------------------------------------------------------
                          2                                             7
----------------------------------------------------------------------------------------------
                          3                                             6
----------------------------------------------------------------------------------------------
                          4                                             6
----------------------------------------------------------------------------------------------
                          5                                             5
----------------------------------------------------------------------------------------------
                          6                                             4
----------------------------------------------------------------------------------------------
                          7                                             3
----------------------------------------------------------------------------------------------
                          8                                             2
----------------------------------------------------------------------------------------------
                     9 (or more)                                        0
----------------------------------------------------------------------------------------------

The amount of the Surrender Charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. See "Guaranteed Interest Account -- Surrenders" at page 38 and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.

     Free Partial Surrender Amount. The surrender charge may be reduced by using the Free Partial Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

          (1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

             (a) $10,000 (but not more than the Contract's Fund Value), or

             (b) 10% of the Contract's Fund Value (at the beginning of the Contract year, except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the surrender is requested)

           may be received in each Contract Year without a surrender charge

          (2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value of the Contract may be received in each Contract Year without a surrender charge.

Contract Fund Value here means the Fund Value at the beginning of the contract year in the subaccounts (and the Guaranteed Interest Account not the Loan Account). This reduction of Surrender Charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. See "Guaranteed Interest Account -- Surrenders" at page 38 and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.

  Taxes

     Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal Tax Status" at page 44.)

  Investment Advisory Fee


     Because MONY America Variable Account A purchases shares of the Funds, the net assets of MONY America Variable Account A will reflect the investment advisory fee and other expenses incurred by the Funds. See "Table of Fees" beginning at page 5 for a table which shows the fees and expenses incurred during 1999 and "The Funds" at pages 16 -19 for a table setting forth the investment advisory fees.


                               ANNUITY PROVISIONS

ANNUITY PAYMENTS

     Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

          (1) No earlier than the Contract Anniversary after the Annuitant's 10th birthday, and

          (2) No later than the Contract Anniversary after the Annuitant's 95th birthday.

     The minimum number of years from the Effective Date to the start of annuity payments is 10. The date when annuity payments start may be:

          (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

          (2) Deferred from time to time by the Owner by written notice to the Company.

     The date when annuity payments start will be advanced or deferred if:

          (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

          (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

     When annuity payments start, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any state taxes which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) will be applied to provide an annuity. A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

     For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

ELECTION AND CHANGE OF SETTLEMENT OPTION

     During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

        - One or more of the Settlement Options described below, or

        - Another settlement option as may be agreed to by the Company.


The Owner may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.


     Settlement Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "Death Benefit" at page 29 and "Surrenders" at page 27.)

     Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

     Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

     Settlement Option 1 -- Interest Income: Interest on the proceeds at a rate (not less than 2 3/4 percent per year) set by the Company each year.

     Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

     Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

     Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

     Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75 percent per year.

     The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

     The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.5 percent interest.

     Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

     In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

     At the time the Settlement Option is chosen, the payee may request that it be paid:

     - Quarterly

     - Semiannually

     - Annually

If the payee does not request a particular installment payment, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

     The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.


     For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.


     The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

     Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company require proof satisfactory to it that such condition has been met.

     The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

     Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                          GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including Variable Account A.

     Crediting of Interest. The entire initial purchase payment always earns interest at a rate not less than 3.5% per year until the end of the Right to Return Contract Period. At such time, it is transferred to the selected subaccounts and/or accumulation periods of the Guaranteed Interest Account. Net Purchase Payments allocated by a Owner to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for the specified period selected.

     Net purchase payments allocated by an Owner to the Guaranteed Interest Account will be credited with an interest rate declared by the Company. The interest rate is guaranteed not to be less than 3.5% annually (0.0094% compounded daily). Contract Owners who allocate purchase payments to or transfer funds into the Guaranteed Interest Account choose between a 3, 5, 7, or 10 year accumulation period except in certain states. The accumulation period is limited to one year for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. Prior to the beginning of each calendar month, interest rates will be declared for each period, if more favorable than the guaranteed rate. Each interest rate declared by the Company applies for all net purchase payments received or transfers from the Variable Account completed within the period during which it is effective. The purchase payment is locked in to this interest rate for the entire duration of the period selected by the Contract Owner. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will send notice of the new rates being declared by the Company. When the period expires the Contract Owner can:

          (1) Elect an accumulation period of 3, 5, 7, or 10 years (except in certain states where the accumulation period is limited to a one year period), or

          (2) May elect to transfer the entire amount allocated to the expiring accumulation period to the separate account.

If no election is made, the entire amount allocated to the expiring period will automatically be held for an accumulation period of the same duration. If that period will extend beyond the maturity date or if the period is no longer offered, the money will be transferred into the Money Market subaccount.

     Surrenders. The Contract Owner must specify the source by interest rate accumulation period of amounts withdrawn from the Guaranteed Interest Account as a result of a:

     - Transfer

     - Partial surrender

     - Loan

     - Any charge imposed in accordance with the Contract.

Partial and full surrenders or transfers from the Guaranteed Interest Account are subject to the Market Value Adjustment for contracts issued in most states. This adjustment is determined by multiplying the amount of the surrender or transfer from each accumulation period and interest rate by the following factor:

                         [(1+a) / (1+b)] (n-t)/12) - 1

where

        a = rate declared at the beginning of accumulation period

        b = rate then currently declared for an accumulation period equal to the time remaining in the guaranteed period, plus 0.25%

        n = guaranteed period in months

        t = number of elapsed months (or portion thereof) in the guaranteed period

     If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Periods are not available, we will use the rate for the next available Accumulation Period.

     Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the accumulation period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. The Market Value Adjustment does not apply to contracts issued in the states of Maryland, Massachusetts,

New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. In addition, contracts issued in these states must maintain a minimum fund value balance of $2,500 in the Guaranteed Interest Account when an allocation to said account is chosen.

                                OTHER PROVISIONS

OWNERSHIP

     The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

          (1) A change in Owner is requested, or

          (2) A Successor Owner becomes the Owner.

     The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

          (1) Made in writing; and

          (2) Received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax advisor prior to changing Owners.

SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.

PROVISION REQUIRED BY SECTION 72(s) OF THE CODE

     The Contract under a Non-Qualified Plan will be surrendered as of the date of the Owner's death if:

     - The Owner dies:

      - Before the start of annuity payments, and

      - While the Annuitant is living, and

     - That Owner's spouse is not the Successor Owner as of the date of the Owner's death.

      - Satisfactory proof of death must be provided to the Company.

The surrender proceeds may be paid over the life of the Successor Owner if:

     - The Successor Owner is the Beneficiary, and

     - The Successor Owner chooses that option.

- Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract. The proceeds must be distributed within 5 years after the date of death if:

  - The spouse is not the Successor Owner, and

  - There is no designated Beneficiary.

- However, under the terms of the Contract, if the spouse is not the Successor Owner,

  - the Contract will be surrendered as of the date of death, and

  - the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

     If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

PROVISION REQUIRED BY SECTION 401(a)(9) OF THE CODE

     The entire interest of a Qualified Plan participant under the Contract will be distributed to the Owner or his/her Designated Beneficiary. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:

     -  over the life of such Participant, or

     -  the lives of such Participant and Designated Beneficiary.

     If (i) distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if:

          (1) The Participant dies before the start of such distributions, and

          (2) There is no designated Beneficiary.

The surrender proceeds must be distributed within 5 years after the date of death. But, the surrender proceeds may, be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

     It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 403, 408 and 408A of the Code.

SECONDARY ANNUITANT

     Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuitization, either

          (1) in the application for the Contract, or

          (2) after the Contract is issued, by written notice to the Company at its Operation Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operation Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

     -  any payment made by the Company, or

     - action taken by the Company before the receipt of the notice at the Company's Operation Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

     On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

          (1) the death of the Annuitant must have occurred before the Annuity Commencement Date;

          (2) the Secondary Annuitant is living on the date of the Annuitant's death;

          (3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

          (4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

     Effect of Secondary Annuitant's Becoming the Annuitant. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

ASSIGNMENT

     The Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Administrative Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

     If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

     Because an assignment may be a taxable event, a Owner should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

     So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operation Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operation Center.

SUBSTITUTION OF SECURITIES

     The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

          (1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A or,

          (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

MODIFICATION OF THE CONTRACTS

     Upon notice to the Owner, the Contract may be modified by the Company, but only if such modification

          (1) is necessary to make the Contract or MONY America Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject or

          (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or

          (3) is necessary to reflect a change in the operation of MONY America Variable Account A or the subaccounts or the Guaranteed Interest Account or

          (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

     - at the Company's election, and

     - subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

     All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares. As such, it has the right to vote on the following matters:

          (1) Election of the Board of Directors of MONY Series Fund, Inc. or the Board of Trustees of The Enterprise Accumulation Trust.

          (2) Certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund.

          (3) Any other matter that may be voted upon at a shareholders' meeting.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Owners). The Company will vote at shareholder meetings of each of the Funds according to the instructions received from Owners. The number of votes will be determined as of the record date selected by the Board of Directors or the Board of Trustees of the respective Fund. The Company will furnish Owners with the proper forms to enable them to give it these instructions. Currently, the Company may disregard voting instructions under the circumstances described in the following paragraph.

     The Company may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to

     - Cause a change in the subclassification or investment objectives or policies of one or more of the portfolios of either or both of the Funds.

     - Approve or disapprove an investment adviser or principal underwriter for either or both of the Funds.

In addition, the Company itself may disregard voting instructions that would require the above changes if the Company reasonably disapproves those changes in accordance with applicable federal regulations. If the Company does disregard voting instructions, it will advise Owners of that action and its reasons for the action in the next semiannual report to Owners.

     - Each Owner will have the equivalent of one vote per $100 of value attributable to the Contract held in each subaccount of MONY America Variable Account A.

     - Each owner will have fractional votes for amounts less than $100.

     - For voting purposes, this value attributable to the Contract is equal to the Fund Value.

     - The votes are represented as votes per $100 of value in each subaccount of MONY America Variable Account A. These votes are converted into a proportionate number of votes in shares of the corresponding portfolio of each of the Funds.

     - Shares for which timely voting instructions are not received from Owners will be voted by the Company. The Company will vote the shares in the same proportion as those shares in that subaccount for which instructions are received.

     - Should applicable federal securities laws or regulations permit, the Company may elect to vote shares of each of the Funds in its own right.

     The number of corresponding shares of the portfolio for which the Owner may give instructions is computed by:

          (1) Determining the value attributable to the Contract held in that subaccount.

          (2) Dividing that value by the net asset value of one share in the designated portfolio of the respective Fund.

Example:  Contract value held in subaccount = $540
         Net asset value of portfolio shares = $20 per share on the record date May give instructions on 5.4 votes ($540 divided by $100)
         Converts into instructions on 27 shares of the Fund ($540 divided by
$20)

     Matters on which Owners may give voting instructions include the following:

          (1) approval of any change in the Investment Advisory Agreement and Services Agreement, if any, for the portfolio(s) of the Fund(s) corresponding to the Owner's selected subaccount(s);

          (2) any change in the fundamental investment policies of the portfolio(s) corresponding to the Owner's selected subaccount(s); and

          (3) any other matter requiring a vote of the shareholders of either of the Funds.

Owners participating in a particular portfolio will vote separately on the following matters pursuant to the requirements of Rule 18f-2 under the 1940 Act:

          (1) approval of the Investment Advisory Agreement, or

          (2) any change in a portfolio's fundamental investment policies,

                         DISTRIBUTION OF THE CONTRACTS

     MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of the Company, will act as the principal underwriter of the Contracts, pursuant to an underwriting agreement with the Company. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The

Contracts are sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Commissions and other expenses directly related to the sale of the Contract will not exceed 6.0% of Purchase Payments. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract. Such services include the training of personnel and the production of promotional material.

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contracts described in this prospectus are designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403 (other than 403(b)), 408(b), and 457 of the Code. The ultimate effect of federal income taxes on

     - the value of the Contract's Fund Value,

     - annuity payments, and

     - economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

     - the type of retirement plan for which the Contract is purchased, and

     - the tax and employment status of the individual concerned.

     The following discussion of the treatment of Contracts and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

     Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

     The Contracts offered by this prospectus are designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

     - Participant contributions (in the case of Qualified Plans), or

     - Owner contributions (in the case of Non-Qualified Plans).

Owners, Annuitants, and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contracts are purchased.

     The Company will withhold and remit to the United States Government and, where applicable to state governments part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

     - provides his or her taxpayer identification number to the Company, and

     - notifies the Company that he or she chooses not to have amounts withheld.

     The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") has requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include those resulting from gratuitous transfers. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company to the Owner (other than those issued to qualified retirement plans) will be treated as one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules is expected to affect tax-benefited plans.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

        1. Part of a series of substantially equal periodic payments (at least annually) for

          - the participant's life or life expectancy,

          - the joint lives or life expectancies of the participant and his/her beneficiary,

          - or a period certain of not less than 10 years, or

        2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

     Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

RETIREMENT PLANS

     The Contracts described in this Prospectus currently are designed for use with the following types of retirement plans:

          (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

          (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

          (3) Deferred compensation plans provided by certain governmental entities under Section 457; and

          (4) Non-Qualified Plans.


     Certain Individual Retirement Annuities are not available under contracts issued in some states.


     The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of Contracts with the various types of retirement plans. Participants in such plans as well as

Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                                PERFORMANCE DATA

     We may advertise the performance of the MONY America Variable Account A subaccounts. We will also report performance to contract owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each subaccount reflects the investment results of the designated portfolio of the Fund and recurring charges and deductions borne by or imposed on the portfolio and the subaccount. Set forth below for each subaccount is the manner in which the data contained in such advertisements will be calculated.

     Money Market Subaccount. The performance data for this subaccount will reflect the "yield" and "effective yield". The "yield" of the subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Subaccounts other than the Money Market Subaccount. The performance data for these subaccounts will reflect the "yield" and "total return". The "yield" of each of these subaccounts refers to the income generated by an investment in that subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the subaccount. The value of each subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the Surrender Charge. "Total return" for each of these subaccounts refers to the return a Owner would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Funds and MONY America Variable Account A, including any Surrender Charge imposed as a result of the full Surrender, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "total return" data is given. Total return data may also be shown assuming that the Contract continues in force (i.e., was not surrendered) beyond the close of the periods indicated, in which case that data would reflect all charges and deductions of both the Funds and the Variable Account other than the Surrender Charge. Returns for periods exceeding one year reflect the average annual total return for such period. In addition to the total return data described above based upon a $1,000 investment, comparable data may also be shown for an investment equal to the amount of the average purchase payment made by a purchaser of a Contract during the prior year.

     Non-Standardized Performance Data. From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.


     We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.


     Performance information for MONY America Variable Account A may be compared in advertisements, sales literature, and reports to contract owners to various indices, including, without limitation, the Standard & Poor's 500 Indices and the Lehman Brothers, Shearson, CDA/Wiesenberger, Russell, Merrill Lynch, and Wilshire indices, and to various ranking services, including, without limitation, the Lipper Annuity and Closed End Survey compiled by Lipper Analytical Services and the VARDS report compiled by Variable Annuity Research and Data Service and to the Consumer Price Index (a measure for inflation)in order to provide the reader a basis for comparison of performance. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claims paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organization.

                             ADDITIONAL INFORMATION

     This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to the Company and the Contracts offered by this Prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which MONY America Variable Account A is a party. The Company and the principal underwriter are engaged in various kinds of routine litigation which, in the opinions of the Company and the principal underwriter, are not of material importance in relation to the total capital and surplus of the Company or the principal underwriter.

                              FINANCIAL STATEMENTS

     The financial statements for the Company should be distinguished from the financial statements of MONY America Variable Account A and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. The financial statements of the Company should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A. The financial statements of the Company and MONY America Variable Account A are included in the Statement of Additional Information.

                               TABLE OF CONTENTS

                                       OF

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2000


                            ITEM                              PAGE
                            ----                              ----
MONY Life Insurance Company of America......................    1
Legal Opinion...............................................    1
Independent Accountants.....................................    1
Federal Tax Status..........................................    2
Performance Data............................................    5
Financial Statements........................................  F-1

     If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

          MONY Life Insurance Company of America
          Mail Drop 8-27
          1740 Broadway
          New York, New York 10019

          Your name

          Address

          City State ____________ Zip  ______________

     Please send me a copy of the MONY America Variable Account A Statement of Additional Information.

Policy Bx-98


Form No. 14432SL (5/00)                                                333-59717

                               MONY CUSTOM MASTER



                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2000


                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                        MONY AMERICA VARIABLE ACCOUNT A

                                      AND

                     MONY LIFE INSURANCE COMPANY OF AMERICA


     This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2000 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at 1740 Broadway, New York, New York 10019, Mail Drop 8-27 or by calling 1-800-487-6669.


                               TABLE OF CONTENTS

                            ITEM                              PAGE
                            ----                              ----
MONY Life Insurance Company of America......................    1
Legal Opinion...............................................    1
Independent Accountants.....................................    1
Federal Tax Status..........................................    2
Performance Data............................................    5
Financial Statements........................................  F-1


     Form No. 14432SL (5/00)                                           333-59717

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America ("Company"), is a stock life insurance company organized in the state of Arizona. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969, re-named Vico Life Insurance Company on July 7, 1972, and re-named Consumers National Life Insurance Company on December 22, 1977. The Mutual Life Insurance Company of New York purchased Consumers National Life Insurance Company on December 10, 1981 and changed the corporate name to MONY Life Insurance Company of America. The Company is currently licensed to sell life insurance in 49 states (not including New York), the District of Columbia, the U.S. Virgin Island, and Puerto Rico.


     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized as a mutual life insurance company under the laws of the state of New York in 1842. MONY converted to a stock life insurance company in November 1998 through demutualization and assumed its present name at that time. In addition, MONY became a wholly-owned subsidiary of The MONY Group Inc at that time. The principal offices of both MONY and the Company are at 1740 Broadway, New York, New York 10019. MONY had consolidated assets at the end of
1999 of approximately $     billion. As of December 31, 1999, MONY had
approximately $       million invested in the Company to support its insurance
operations. MONY intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, MONY is under no obligation to make such contributions, and its assets do not back the benefits payable under the Contracts.



     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent) based upon an analysis of financial condition and operating performance. At the same date, MONY was rated A on the same basis. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.


     The Company has a service agreement with MONY whereby MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Contract itself utilizing the services provided by MONY as a part of the Service Agreement.


     During 1999, the Company paid MONY $           for all services provided
under the Service Agreement.


                                 LEGAL OPINION

     Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of Arizona law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Edward P. Bank, Esq., Vice President and Deputy General Counsel, MONY.

                            INDEPENDENT ACCOUNTANTS

     The audited financial statements of the Company and the Variable Account appearing on the following pages have been audited by PricewaterhouseCoopers LLP, independent accountants, and are included herein in reliance on the reports of said firm given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York 10036.

                                       (1)

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice.

     Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAXATION OF ANNUITIES IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

     An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employee contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 5-year (and, for certain eligible persons, 10-year) income averaging in the case of certain Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

     Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments less prior non-taxable distributions, and the balance is treated as a non-taxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

     There are special rules for Qualified Plans or contracts involving 85 percent or more employee contributions. Since the cost basis of Qualified Contracts is generally zero, however, partial surrender amounts will generally be fully taxed as ordinary income.

     An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

     The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at
                                       (2)
ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

PENALTY TAX

     Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; or (f) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity.

INCOME TAX WITHHOLDING

     The Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/ her beneficiary, or a period certain of not less than 10 years, or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

DIVERSIFICATION STANDARDS

     The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Fund is designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

     The Secretary of the Treasury has announced that he expects to issue regulations or Revenue Rulings that will prescribe the circumstances in which an Owner's control of the investments of a segregated asset account may cause the Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or Revenue Rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or Revenue Rulings. Since the regulations or Revenue Rulings have not been issued, there can be no assurance as to the content of such regulations or Revenue Rulings or even

                                       (3)
whether application of the regulations or Revenue Rulings will be prospective. For these reasons, Owners are urged to consult with their own tax advisers.

QUALIFIED PLANS

     The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

H.R. 10 PLANS

     The Self-Employed Individuals Tax Retirement Act of 1962, as amended, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Account or Annuity.

CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

CERTAIN GOVERNMENTAL ENTITIES

     Section 457 of the Code permits certain governmental entities to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

                                       (4)

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT


     For the seven-day period ended December 31, 1999, the yield was      % and
the effective yield was      %.


     The yield is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the Fund, the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                       (5)

SUBACCOUNTS OTHER THAN MONEY MARKET SUBACCOUNT

TOTAL RETURN:

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming full surrender of the Contract for cash at the end of the period, for the periods indicated is shown in the table below. This table does not reflect the impact of the tax laws, if any, on total return as a result of the surrender.

                        MONY AMERICA VARIABLE ACCOUNT A

                                  TOTAL RETURN
                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)


                                                                                                     FOR THE
                                      FOR THE              FOR THE              FOR THE            PERIOD SINCE
                                    1 YEAR ENDED        5 YEARS ENDED        10 YEARS ENDED     INCEPTION THROUGH
           SUBACCOUNT            DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999
           ----------            ------------------   ------------------   ------------------   ------------------
Enterprise Equity...............         6.99%              19.99%               15.31%                15.44%
Enterprise Small Company
  Value.........................        14.78%              17.07%               15.45%                15.33%
Enterprise Managed..............         1.07%              19.04%               16.11%                17.20%
Enterprise International
  Growth........................        31.57%              14.75%                 N/A                 14.38%
Enterprise High Yield...........        -3.88%               7.54%                 N/A                  7.65%
Enterprise Growth...............        15.14%                N/A                  N/A                 19.46%
Enterprise Growth and Income....        11.56%                N/A                  N/A                 12.62%
Enterprise Small Company
  Growth........................        43.93%                N/A                  N/A                 51.38%
Enterprise Equity Income........        -2.20%                N/A                  N/A                  0.25%
Enterprise Capital
  Appreciation..................        43.81%                N/A                  N/A                 54.13%
MONY Government Securities......        -6.85%               3.52%                 N/A                  3.71%
MONY Intermediate Bond..........        -7.25%               4.39%                5.51%                 5.70%
MONY Long Term Bond.............       -14.51%               6.09%                6.79%                 7.09%
Enterprise Multi-Cap Growth.....          N/A                 N/A                  N/A                172.70%
Enterprise Balanced.............          N/A                 N/A                  N/A                 -1.71%
Dreyfus Stock Index.............          N/A                 N/A                  N/A                 -0.14%
Dreyfus Socially Responsible....          N/A                 N/A                  N/A                  8.61%
Fidelity VIP Growth.............          N/A                 N/A                  N/A                  7.02%
Fidelity VIP II Contrafund......          N/A                 N/A                  N/A                  2.99%
Fidelity VIII Growth
  Opportunities.................          N/A                 N/A                  N/A                 -7.98%
Janus Aspen Series Aggressive...          N/A                 N/A                  N/A                 52.02%
Janus Aspen Series Balanced.....          N/A                 N/A                  N/A                  3.09%
Janus Aspen Series Capital
  Appreciation..................          N/A                 N/A                  N/A                 20.83%
Janus Aspen Series Worldwide
  Growth........................          N/A                 N/A                  N/A                 30.38%


---------------
MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the respective Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, November 1994 for the International Growth and for the High Yield Bond Subaccounts and November 1998 for the Equity Income, Growth and Income, Growth, Capital Appreciation, and Small Company Growth Subaccounts, adjusted to reflect the charges and expenses imposed by the Contract. Total return is not indicative of future performance.

     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing

                                       (6)
commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Advisory Fees described in the Prospectus (see "Investment Advisory Fee" at page 22) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the table below.

                        MONY AMERICA VARIABLE ACCOUNT A

                                  TOTAL RETURN
                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)


                                                                                                  FOR THE
                                      FOR THE             FOR THE             FOR THE          PERIOD SINCE
                                   1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED     INCEPTION THROUGH
          SUBACCOUNT             DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
          ----------             -----------------   -----------------   -----------------   -----------------
Enterprise Equity..............        14.18%              21.11%              15.31%              15.44%
Enterprise Small Company
  Value........................        22.50%              18.18%              15.45%              15.33%
Enterprise Managed.............         7.86%              20.15%              16.11%              17.20%
Enterprise International
  Growth.......................        40.42%              15.84%                N/A               15.23%
Enterprise High Yield..........         2.58%               8.54%                N/A                8.43%
Enterprise Growth..............        22.88%                N/A                 N/A               26.88%
Enterprise Growth and Income...        19.06%                N/A                 N/A               19.66%
Enterprise Small Company
  Growth.......................        53.61%                N/A                 N/A               60.93%
Enterprise Equity Income.......         4.38%                N/A                 N/A                6.60%
Enterprise Capital
  Appreciation.................        53.48%                N/A                 N/A               63.97%
MONY Government Securities.....        -0.59%               4.48%                N/A                4.46%
MONY Intermediate Bond.........        -1.01%               5.36%               5.51%               5.70%
MONY Long Term Bond............        -8.77%               7.06%               6.79%               7.09%
Enterprise Multi-Cap Growth....          N/A                 N/A                 N/A              191.03%
Enterprise Balanced............          N/A                 N/A                 N/A                4.90%
Dreyfus Stock Index............          N/A                 N/A                 N/A                6.57%
Dreyfus Socially Responsible...          N/A                 N/A                 N/A               15.92%
Fidelity VIP Growth............          N/A                 N/A                 N/A               14.21%
Fidelity VIP II Contrafund.....          N/A                 N/A                 N/A                9.91%
Fidelity VIII Growth
  Opportunities................          N/A                 N/A                 N/A               -1.79%
Janus Aspen Series
  Aggressive...................          N/A                 N/A                 N/A               62.24%
Janus Aspen Series Balanced....          N/A                 N/A                 N/A               10.02%
Janus Aspen Series Capital
  Appreciation.................          N/A                 N/A                 N/A               28.95%
Janus Aspen Series Worldwide
  Growth.......................          N/A                 N/A                 N/A               39.14%


---------------
MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, and November 1994 for the International Growth and for the High Yield Bond Subaccounts, and November 1998 for the Equity Income, Growth and Income, Growth, Capital Appreciation, and Small Company Growth Subaccounts, adjusted to reflect the charges and expenses imposed by the Contract. Total return is not indicative of future performance.

                                       (7)

     The table above reflects the same assumptions and results as the table appearing on page 6, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflects the average annual total return an Owner would have received during that period if he did not surrender his Contract.

30-DAY YIELD:

     The yield for the Intermediate Term Bond, Long Term Bond, Government Securities and High Yield Bond Subaccounts is shown in the table below.

                        MONY AMERICA VARIABLE ACCOUNT A

                            YIELD FOR 30-DAY PERIOD


                                                     INTERMEDIATE   LONG TERM   GOVERNMENT   HIGH YIELD
              YIELD FOR 30 DAYS ENDED                 TERM BOND       BOND      SECURITIES      BOND
              -----------------------                ------------   ---------   ----------   ----------
December 31, 1999..................................      5.09%        5.30%        4.98%        8.10%


---------------
The 30-day yield is not indicative of future results.

     For the Intermediate Term Bond, and Long Term Bond, Government Securities, and High Yield Bond Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest

                                       (8)
except, in the case of the column headed "Contract Continues In Force", no contingent deferred sales (surrender) charge or annual contract charge has been deducted:

                        MONY AMERICA VARIABLE ACCOUNT A

                           YEAR TO DATE TOTAL RETURN

                         JANUARY 1 TO FEBRUARY 11, 2000

                (ASSUMING $1,000 PAYMENT AT BEGINNING OF PERIOD)


                                                              SURRENDER AT       NO SURRENDER
SUBACCOUNT                                                    END OF PERIOD    CONTRACT IN FORCE
----------                                                    -------------    -----------------
Enterprise Equity...........................................      -4.86%              1.54%
Enterprise Small Company Value..............................      -7.15%             -0.91%
Enterprise Managed..........................................     -12.19%             -6.29%
Enterprise International Growth.............................      -8.14%             -1.97%
Enterprise High Yield.......................................      -7.15%             -0.91%
Enterprise Growth...........................................     -11.43%             -5.48%
Enterprise Growth and Income................................     -11.91%             -5.99%
Enterprise Small Company Growth.............................       1.72%              8.56%
Enterprise Equity Income....................................     -15.86%            -10.20%
Enterprise Capital Appreciation.............................     -10.55%             -4.53%
MONY Government Securities..................................      -6.78%             -0.51%
MONY Intermediate Bond......................................      -6.78%             -0.51%
MONY Long Term Bond.........................................      -5.22%              1.16%
Enterprise Multi-Cap Growth.................................       3.94%             10.93%
Enterprise Balanced.........................................      -9.68%             -3.60%
Dreyfus Stock Index.........................................     -11.58%             -5.63%
Dreyfus Socially Responsible................................      -9.33%             -3.24%
Fidelity VIP Growth.........................................      -4.83%              1.57%
Fidelity VIP II Contrafund..................................      -6.96%             -0.71%
Fidelity VIII Growth Opportunities..........................     -12.71%             -6.84%
Janus Aspen Series Aggressive...............................       7.75%             15.00%
Janus Aspen Series Balanced.................................      -4.92%              1.47%
Janus Aspen Series Capital Appreciation.....................      -4.06%              2.39%
Janus Aspen Series Worldwide Growth.........................       2.65%              9.55%


OTHER NON-STANDARDIZED PERFORMANCE DATA:

     From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

                              FINANCIAL STATEMENTS

     The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                       (9)

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY America Variable Account A:
  Report of Independent Accountants.........................   F-2
  Statements of assets and liabilities as of December 31,
     1999...................................................   F-3
  Statements of operations for the periods ended December
     31, 1999...............................................   F-7
  Statements of changes in net assets for the periods ended
     December 31, 1999 and December 31, 1998................  F-11
  Notes to financial statements.............................  F-16
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.........................
  Balance sheets as of December 31, 1999 and 1998...........
  Statements of income and comprehensive income for the
     years ended December 31, 1999, 1998 and 1997...........
  Statements of changes in shareholder's equity for the
     years ended December 31, 1999, 1998 and 1997...........
  Statements of cash flows for the years ended December 31,
     1999, 1998 and 1997....................................
  Notes to financial statements.............................

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONY Custom Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Master's Subaccounts of MONY America Variable Account A at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                   MONY CUSTOM MASTER
                          ----------------------------------------------------------------------------------------------------
                                          MONY SERIES FUND, INC.                          ENTERPRISE ACCUMULATION TRUST
                          -------------------------------------------------------   ------------------------------------------
                          INTERMEDIATE    LONG TERM    GOVERNMENT                                 SMALL COMPANY
                           TERM BOND        BOND       SECURITIES    MONEY MARKET     EQUITY          VALUE         MANAGED
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT**     SUBACCOUNT
                          ------------   -----------   -----------   ------------   -----------   -------------   ------------
         ASSETS
Shares held in
  respective Funds......      835,880      1,035,966     1,354,247    80,749,984        693,003      1,446,326       3,537,198
                           ==========    ===========   ===========   ===========    ===========    ===========    ============
Investments at cost.....   $9,086,872    $13,154,344   $14,807,335   $80,749,984    $25,636,742    $43,508,082    $139,515,525
                           ==========    ===========   ===========   ===========    ===========    ===========    ============
Investments in
  respective Funds, at
  net asset
  value.................   $9,044,217    $12,763,093   $14,774,836   $80,749,984    $26,763,810    $45,486,980    $128,400,304
Amount due from
  respective Funds......            0            527         1,525       100,698            110            508          34,128
Amount due from MONY
  America...............          209         20,897       109,257     2,951,952         39,032        178,363         333,323
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
         Total assets...    9,044,426     12,784,517    14,885,618    83,802,634     26,802,952     45,665,851     128,767,755
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
      LIABILITIES
Amount due to MONY
  America...............        4,846          7,370         9,237       140,620         14,145         23,999         102,063
Amount due to respective
  Funds.................          209         20,897       109,257     2,951,952         39,032        178,363         333,323
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
         Total
          liabilities...        5,055         28,267       118,494     3,092,572         53,177        202,362         435,386
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
Net assets..............   $9,039,371    $12,756,250   $14,767,124   $80,710,062    $26,749,775    $45,463,489    $128,332,369
                           ==========    ===========   ===========   ===========    ===========    ===========    ============
Net assets consist of:
  Contractholders' net
    payments............   $9,061,864    $13,291,884   $14,782,480   $79,597,156    $24,033,574    $41,141,156    $123,544,830
  Undistributed net
    investment income...      101,714        261,299        82,673     1,112,906      1,666,344      1,781,036      17,260,510
  Accumulated net
    realized gain (loss)
    on investments......      (81,552)      (405,682)      (65,530)            0        (77,211)       562,399      (1,357,750)
  Net unrealized
    appreciation
    (depreciation) of
    investments.........      (42,655)      (391,251)      (32,499)            0      1,127,068      1,978,898     (11,115,221)
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
Net assets..............   $9,039,371    $12,756,250   $14,767,124   $80,710,062    $26,749,775    $45,463,489    $128,332,369
                           ==========    ===========   ===========   ===========    ===========    ===========    ============
Number of units
  outstanding*..........      913,085      1,406,502     1,488,308     7,761,160      2,348,518      3,513,450      11,932,847
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
Net asset value per unit
  outstanding*..........   $     9.90    $      9.07   $      9.92   $     10.40    $     11.39    $     12.94    $      10.75
                           ==========    ===========   ===========   ===========    ===========    ===========    ============

---------------

 * Units outstanding have been rounded for presentation purposes
** Formerly Small Cap Subaccount

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                     MONY CUSTOM MASTER
                            -----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                            -----------------------------------------------------------------------------------------------------
                            INTERNATIONAL   HIGH YIELD                   GROWTH AND    SMALL COMPANY     EQUITY        CAPITAL
                               GROWTH          BOND          GROWTH        INCOME         GROWTH         INCOME      APPRECIATION
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -------------   -----------   ------------   -----------   -------------   -----------   ------------
          ASSETS
Shares held in respective
  Funds...................     1,715,381      3,079,684     33,455,756    14,035,236      2,518,230      4,931,459     3,525,786
                             ===========    ===========   ============   ===========    ===========    ===========   ===========
Investments at cost.......   $12,498,758    $15,930,268   $196,283,176   $81,737,127    $16,697,798    $26,990,213   $22,482,456
                             ===========    ===========   ============   ===========    ===========    ===========   ===========
Investments in respective
  Funds, at net asset
  value...................   $15,935,887    $15,583,202   $219,469,756   $86,457,054    $21,404,956    $26,481,936   $30,498,046
Amount due from MONY
  America.................        50,240            211        676,929       346,886        186,004         25,517        70,300
Amount due from respective
  Funds...................             0            322          3,420           646            912              0           555
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
         Total assets.....    15,986,127     15,583,735    220,150,105    86,804,586     21,591,872     26,507,453    30,568,901
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
       LIABILITIES
Amount due to MONY
  America.................         7,972          8,608        118,386        44,769         11,380         13,977        15,973
Amount due to respective
  Funds...................        50,240            211        676,929       346,886        186,004         25,517        70,300
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
         Total
           liabilities....        58,212          8,819        795,315       391,655        197,384         39,494        86,273
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
Net assets................   $15,927,915    $15,574,916   $219,354,790   $86,412,931    $21,394,488    $26,467,959   $30,482,628
                             ===========    ===========   ============   ===========    ===========    ===========   ===========
Net assets consist of:
  Contractholders' net
    payments..............   $11,979,124    $15,392,084   $195,004,557   $80,810,313    $16,370,071    $26,928,036   $22,050,475
  Undistributed net
    investment income
    (loss)................       207,945        671,490     (1,286,130)     (409,971)       (79,852)      (133,336)     (143,705)
  Accumulated net realized
    gain (loss) on
    investments...........       303,717       (141,592)     2,449,783     1,292,662        397,111        181,536       560,268
  Net unrealized
    appreciation
    (depreciation) of
    investments...........     3,437,129       (347,066)    23,186,580     4,719,927      4,707,158       (508,277)    8,015,590
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
Net assets................   $15,927,915    $15,574,916   $219,354,790   $86,412,931    $21,394,488    $26,467,959   $30,482,628
                             ===========    ===========   ============   ===========    ===========    ===========   ===========
Number of units
  outstanding*............     1,074,763      1,520,029     16,952,783     7,122,762      1,281,793      2,472,972     1,802,006
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
Net asset value per unit
  outstanding*............   $     14.82    $     10.25   $      12.94   $     12.13    $     16.69    $     10.70   $     16.92
                             ===========    ===========   ============   ===========    ===========    ===========   ===========

---------------

* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                     MONY CUSTOM MASTER
                                 ----------------------------------------------------------
                                 ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------
                                                                    DREYFUS       DREYFUS
                                   MULTI-CAP                         STOCK       SOCIALLY
                                     GROWTH         BALANCED         INDEX      RESPONSIBLE
                                   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 --------------   -------------   -----------   -----------
            ASSETS
Shares held in respective
  Funds........................     3,194,439       1,852,357       1,171,053      157,035
                                  ===========      ==========     ===========   ==========
Investments at cost............   $37,544,170      $9,138,151     $41,882,017   $5,642,395
                                  ===========      ==========     ===========   ==========
Investments in respective
  Funds, at net asset value....   $46,734,645      $9,632,256     $45,026,977   $6,135,348
Amount due from MONY
  America......................       666,574         111,957         343,680       67,432
Amount due from respective
  Funds........................           576               0             412           28
                                  -----------      ----------     -----------   ----------
         Total assets..........    47,401,795       9,744,213      45,371,069    6,202,808
                                  -----------      ----------     -----------   ----------
          LIABILITIES
Amount due to MONY America.....        22,661           4,801          23,057        3,049
Amount due to respective
  Funds........................       666,574         111,957         343,680       67,432
                                  -----------      ----------     -----------   ----------
         Total liabilities.....       689,235         116,758         366,737       70,481
                                  -----------      ----------     -----------   ----------
Net assets.....................   $46,712,560      $9,627,455     $45,004,332   $6,132,327
                                  ===========      ==========     ===========   ==========
Net assets consist of:
  Contractholders' net
    payments...................   $37,220,792      $9,147,172     $41,539,249   $5,425,646
  Undistributed net investment
    income (loss)..............       (76,869)        (23,876)        241,727      182,771
  Accumulated net realized gain
    on investments.............       378,162          10,054          78,396       30,957
  Net unrealized appreciation
    of investments.............     9,190,475         494,105       3,144,960      492,953
                                  -----------      ----------     -----------   ----------
Net assets.....................   $46,712,560      $9,627,455     $45,004,332   $6,132,327
                                  ===========      ==========     ===========   ==========
Number of units outstanding*...     1,605,055         917,822       4,223,029      529,031
                                  -----------      ----------     -----------   ----------
Net asset value per unit
  outstanding*.................   $     29.10      $    10.49     $     10.66   $    11.59
                                  ===========      ==========     ===========   ==========

                                             MONY CUSTOM MASTER
                                 -------------------------------------------
                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                 -------------------------------------------
                                                                  VIP III
                                     VIP           VIP II         GROWTH
                                    GROWTH       CONTRAFUND    OPPORTUNITIES
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   -------------
            ASSETS
Shares held in respective
  Funds........................      406,247        890,196        388,390
                                 ===========    ===========     ==========
Investments at cost............  $19,390,309    $23,085,462     $8,696,125
                                 ===========    ===========     ==========
Investments in respective
  Funds, at net asset value....  $22,262,320    $25,904,698     $8,979,567
Amount due from MONY
  America......................      202,663         80,687        113,643
Amount due from respective
  Funds........................          253             26             36
                                 -----------    -----------     ----------
         Total assets..........   22,465,236     25,985,411      9,093,246
                                 -----------    -----------     ----------
          LIABILITIES
Amount due to MONY America.....       11,322         12,886          4,585
Amount due to respective
  Funds........................      202,663         80,687        113,643
                                 -----------    -----------     ----------
         Total liabilities.....      213,985         93,573        118,228
                                 -----------    -----------     ----------
Net assets.....................  $22,251,251    $25,891,838     $8,975,018
                                 ===========    ===========     ==========
Net assets consist of:
  Contractholders' net
    payments...................  $19,321,250    $23,069,802     $8,713,850
  Undistributed net investment
    income (loss)..............      (49,919)       (61,843)       (22,289)
  Accumulated net realized gain
    on investments.............      107,909         64,643             15
  Net unrealized appreciation
    of investments.............    2,872,011      2,819,236        283,442
                                 -----------    -----------     ----------
Net assets.....................  $22,251,251    $25,891,838     $8,975,018
                                 ===========    ===========     ==========
Number of units outstanding*...    1,948,202      2,355,687        913,852
                                 -----------    -----------     ----------
Net asset value per unit
  outstanding*.................  $     11.42    $     10.99     $     9.82
                                 ===========    ===========     ==========

---------------

* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                         MONY CUSTOM MASTER
                                                       ------------------------------------------------------
                                                                      JANUS ASPEN SERIES FUND
                                                       ------------------------------------------------------
                                                       AGGRESSIVE                    CAPITAL       WORLDWIDE
                                                         GROWTH       BALANCED     APPRECIATION     GROWTH
                                                       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                       -----------   -----------   ------------   -----------
                       ASSETS
Shares held in respective Funds......................      585,706       762,448     1,149,528        517,479
                                                       ===========   ===========   ===========    ===========
Investments at cost..................................  $26,192,194   $19,482,881   $29,633,528    $19,706,724
                                                       ===========   ===========   ===========    ===========
Investments in respective Fund, at net asset value...  $34,960,770   $21,287,534   $38,129,829    $24,709,604
Amount due from MONY America.........................      482,131       273,179       247,910        510,718
Amount due from respective Funds.....................          250           520           326             29
                                                       -----------   -----------   -----------    -----------
          Total assets...............................   35,443,151    21,561,233    38,378,065     25,220,351
                                                       -----------   -----------   -----------    -----------
                     LIABILITIES
Amount due to MONY America...........................       16,887        11,012        19,276         11,614
Amount due to respective Funds.......................      482,131       273,179       247,910        510,718
                                                       -----------   -----------   -----------    -----------
          Total liabilities..........................      499,018       284,191       267,186        522,332
                                                       -----------   -----------   -----------    -----------
Net assets...........................................  $34,944,133   $21,277,042   $38,110,879    $24,698,019
                                                       ===========   ===========   ===========    ===========
Net assets consist of:
  Contractholders' net payments......................  $25,747,393   $19,256,794   $29,455,654    $19,524,963
  Undistributed net investment income (loss).........      (65,628)      176,735       (15,093)       (45,742)
  Accumulated net realized gain on investments.......      493,792        38,860       174,017        215,918
  Net unrealized appreciation (depreciation) of
     investments.....................................    8,768,576     1,804,653     8,496,301      5,002,880
                                                       -----------   -----------   -----------    -----------
Net assets...........................................  $34,944,133   $21,277,042   $38,110,879    $24,698,019
                                                       ===========   ===========   ===========    ===========
Number of units outstanding*.........................    2,153,830     1,933,982     2,955,486      1,775,017
                                                       -----------   -----------   -----------    -----------
Net asset value per unit outstanding*................  $     16.22   $     11.00   $     12.89    $     13.91
                                                       ===========   ===========   ===========    ===========

---------------

* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                        MONY CUSTOM MASTER
                                  -----------------------------------------------------------------------------------------------
                                                 MONY SERIES FUND, INC                        ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------   -----------------------------------------
                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE         MANAGED
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                  ------------   ----------   ----------   ----------   ----------   -------------   ------------
Dividend income.................   $ 157,156     $ 354,278     $173,260    $1,470,214   $1,836,251    $2,003,334     $ 18,094,761
Mortality and expense risk
  charges.......................     (55,358)      (92,821)     (90,385)     (358,534)    (169,705)     (222,162)        (833,604)
                                   ---------     ---------     --------    ----------   ----------    ----------     ------------
Net investment income...........     101,798       261,457       82,875     1,111,680    1,666,546     1,781,172       17,261,157
                                   ---------     ---------     --------    ----------   ----------    ----------     ------------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments.................     (81,552)     (405,659)     (65,530)            0      (76,825)      562,323       (1,356,575)
  Net change in unrealized
    appreciation (depreciation)
    of investments..............     (43,131)     (391,894)     (33,260)            0    1,114,149     1,958,981      (11,144,313)
                                   ---------     ---------     --------    ----------   ----------    ----------     ------------
Net realized and unrealized gain
  (loss) on investments.........    (124,683)     (797,553)     (98,790)            0    1,037,324     2,521,304      (12,500,888)
                                   ---------     ---------     --------    ----------   ----------    ----------     ------------
Net increase (decrease) in net
  assets resulting from
  operations....................   $ (22,885)    $(536,096)    $(15,915)   $1,111,680   $2,703,870    $4,302,476     $  4,760,269
                                   =========     =========     ========    ==========   ==========    ==========     ============

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                       MONY CUSTOM MASTER
                                -------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------------------
                                INTERNATIONAL   HIGH YIELD                 GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                   GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME     APPRECIATION
                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                -------------   ----------   -----------   ----------   -------------   ----------   ------------
Dividend income...............   $  286,891     $ 761,885    $         0   $      266    $        0     $  25,001     $        0
Mortality and expense risk
  charges.....................      (78,859)      (90,839)    (1,285,538)    (410,162)      (79,785)     (158,290)      (143,656)
                                 ----------     ---------    -----------   ----------    ----------     ---------     ----------
Net investment income
  (loss)......................      208,032       671,046     (1,285,538)    (409,896)      (79,785)     (133,289)      (143,656)
                                 ----------     ---------    -----------   ----------    ----------     ---------     ----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...............      303,713      (141,592)     2,449,639    1,292,661       397,107       181,535        560,264
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............    3,431,921      (347,425)    23,150,925    4,713,749     4,698,213      (510,001)     8,006,641
                                 ----------     ---------    -----------   ----------    ----------     ---------     ----------
Net realized and unrealized
  gain (loss) on
  investments.................    3,735,634      (489,017)    25,600,564    6,006,410     5,095,320      (328,466)     8,566,905
                                 ----------     ---------    -----------   ----------    ----------     ---------     ----------
Net increase (decrease) in net
  assets resulting from
  operations..................   $3,943,666     $ 182,029    $24,315,026   $5,596,514    $5,015,535     $(461,755)    $8,423,249
                                 ==========     =========    ===========   ==========    ==========     =========     ==========

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                 MONY CUSTOM MASTER
                                    -----------------------------------------------------------------------------
                                        ENTERPRISE ACCUMULATION TRUST
                                    -------------------------------------
                                                                                 DREYFUS             DREYFUS
                                        MULTI-CAP                                 STOCK             SOCIALLY
                                         GROWTH             BALANCED              INDEX            RESPONSIBLE
                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                    -----------------   -----------------   -----------------   -----------------
                                     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                     JULY 15, 1999*      JULY 12, 1999*      JULY 20, 1999*      JULY 23, 1999*
                                         THROUGH             THROUGH             THROUGH             THROUGH
                                    DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
                                    -----------------   -----------------   -----------------   -----------------
Dividend income...................     $        0           $      0           $  348,170           $196,560
Mortality and expense risk
  charges.........................        (76,869)           (23,876)            (106,443)           (13,789)
                                       ----------           --------           ----------           --------
Net investment income (loss)......        (76,869)           (23,876)             241,727            182,771
                                       ----------           --------           ----------           --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain on
    investments...................        378,162             10,054               78,396             30,957
  Net change in unrealized
    appreciation of investments...      9,190,475            494,105            3,144,960            492,953
                                       ----------           --------           ----------           --------
Net realized and unrealized gain
  (loss) on investments...........      9,568,637            504,159            3,223,356            523,910
                                       ----------           --------           ----------           --------
Net increase (decrease) in net
  assets resulting from
  operations......................     $9,491,768           $480,283           $3,465,083           $706,681
                                       ==========           ========           ==========           ========

                                                       MONY CUSTOM MASTER
                                    ---------------------------------------------------------
                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                    ---------------------------------------------------------
                                                                                 VIP III
                                           VIP               VIP II              GROWTH
                                         GROWTH            CONTRAFUND         OPPORTUNITIES
                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                    -----------------   -----------------   -----------------
                                     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                     JULY 15, 1999*      JULY 20, 1999*      JULY 22, 1999*
                                         THROUGH             THROUGH             THROUGH
                                    DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
                                    -----------------   -----------------   -----------------
Dividend income...................     $        0          $        0           $      0
Mortality and expense risk
  charges.........................        (49,919)            (61,843)           (22,289)
                                       ----------          ----------           --------
Net investment income (loss)......        (49,919)            (61,843)           (22,289)
                                       ----------          ----------           --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain on
    investments...................        107,909              64,643                 15
  Net change in unrealized
    appreciation of investments...      2,872,011           2,819,236            283,442
                                       ----------          ----------           --------
Net realized and unrealized gain
  (loss) on investments...........      2,979,920           2,883,879            283,457
                                       ----------          ----------           --------
Net increase (decrease) in net
  assets resulting from
  operations......................     $2,930,001          $2,822,036           $261,168
                                       ==========          ==========           ========

---------------
* Commencement of operations

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                 MONY CUSTOM MASTER
                                                    -----------------------------------------------------------------------------
                                                                               JANUS ASPEN SERIES FUND
                                                    -----------------------------------------------------------------------------
                                                       AGGRESSIVE                                CAPITAL            WORLDWIDE
                                                         GROWTH             BALANCED          APPRECIATION           GROWTH
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
                                                     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                     JULY 19, 1999*      JULY 19, 1999*      JULY 15, 1999 *     JULY 15, 1999 *
                                                         THROUGH             THROUGH             THROUGH             THROUGH
                                                    DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
                                                    -----------------   -----------------   -----------------   -----------------
Dividend income...................................     $        0          $  222,390          $   68,036          $        0
Mortality and expense risk charges................        (65,628)            (45,655)            (83,129)            (45,742)
                                                       ----------          ----------          ----------          ----------
Net investment income (loss)......................        (65,628)            176,735             (15,093)            (45,742)
                                                       ----------          ----------          ----------          ----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments................        493,792              38,860             174,017             215,918
  Net change in unrealized appreciation of
    investments...................................      8,768,576           1,804,653           8,496,301           5,002,880
                                                       ----------          ----------          ----------          ----------
Net realized and unrealized gain on investments...      9,262,368           1,843,513           8,670,318           5,218,798
                                                       ----------          ----------          ----------          ----------
Net increase (decrease) in net assets resulting
  from operations.................................     $9,196,740          $2,020,248          $8,655,225          $5,173,056
                                                       ==========          ==========          ==========          ==========

---------------
* Commencement of operations

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      MONY CUSTOM MASTER
                                    --------------------------------------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                                    --------------------------------------------------------------------------------------
                                               INTERMEDIATE                          LONG TERM                 GOVERNMENT
                                                TERM BOND                               BOND                   SECURITIES
                                                SUBACCOUNT                           SUBACCOUNT                SUBACCOUNT
                                    ----------------------------------   ----------------------------------   ------------
                                      FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD        FOR THE
                                     YEAR ENDED    DECEMBER 8, 1998**     YEAR ENDED    DECEMBER 2, 1998**     YEAR ENDED
                                    DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH         DECEMBER 31,
                                        1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998        1999
                                    ------------   -------------------   ------------   -------------------   ------------
From operations:
 Net investment income (loss).....  $   101,798         $    (84)        $   261,457         $   (158)        $    82,875
 Net realized gain (loss) on
   investments....................      (81,552)               0            (405,659)             (23)            (65,530)
 Net change in unrealized
   appreciation (depreciation) of
   investments....................      (43,131)             476            (391,894)             643             (33,260)
                                    -----------         --------         -----------         --------         -----------
Net increase (decrease) in net
 assets resulting from
 operations.......................      (22,885)             392            (536,096)             462             (15,915)
                                    -----------         --------         -----------         --------         -----------
From unit transactions:
 Net proceeds from the issuance of
   units..........................   10,114,352          244,986          15,854,885          387,777          15,969,188
 Net asset value of units redeemed
   or used to meet contract
   obligations....................   (1,297,474)               0          (2,950,778)               0          (1,732,887)
                                    -----------         --------         -----------         --------         -----------
Net increase from unit
 transactions.....................    8,816,878          244,986          12,904,107          387,777          14,236,301
                                    -----------         --------         -----------         --------         -----------
Net increase in net assets........    8,793,993          245,378          12,368,011          388,239          14,220,386
Net assets beginning of period....      245,378                0             388,239                0             546,738
                                    -----------         --------         -----------         --------         -----------
Net assets end of period*.........  $ 9,039,371         $245,378         $12,756,250         $388,239         $14,767,124
                                    ===========         ========         ===========         ========         ===========
Unit transactions:
Units outstanding beginning of
 period...........................       24,535                0              39,054                0              54,777
Units issued during the period....    1,019,555           24,535           1,685,745           39,054           1,608,412
Units redeemed during the
 period...........................     (131,005)               0            (318,297)               0            (174,881)
                                    -----------         --------         -----------         --------         -----------
Units outstanding end of period...      913,085           24,535           1,406,502           39,054           1,488,308
                                    ===========         ========         ===========         ========         ===========

---------------
 * Includes undistributed net
   investment income (loss) of:     $   101,714         $    (84)        $   261,299         $   (158)        $    82,673
                                    ===========         ========         ===========         ========         ===========
** Commencement of operations

                                                       MONY CUSTOM MASTER
                                    --------------------------------------------------------
                                                     MONY SERIES FUND, INC.
                                    --------------------------------------------------------
                                        GOVERNMENT
                                        SECURITIES                   MONEY MARKET
                                        SUBACCOUNT                    SUBACCOUNT
                                    -------------------   ----------------------------------
                                      FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                    DECEMBER 2, 1998**     YEAR ENDED    DECEMBER 2, 1998**
                                          THROUGH         DECEMBER 31,         THROUGH
                                     DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                    -------------------   ------------   -------------------
From operations:
 Net investment income (loss).....       $   (202)        $ 1,111,680        $    1,226
 Net realized gain (loss) on
   investments....................              0                   0                 0
 Net change in unrealized
   appreciation (depreciation) of
   investments....................            761                   0                 0
                                         --------         ------------       ----------
Net increase (decrease) in net
 assets resulting from
 operations.......................            559           1,111,680             1,226
                                         --------         ------------       ----------
From unit transactions:
 Net proceeds from the issuance of
   units..........................        546,179         146,401,815         1,599,084
 Net asset value of units redeemed
   or used to meet contract
   obligations....................              0         (68,232,460)         (171,283)
                                         --------         ------------       ----------
Net increase from unit
 transactions.....................        546,179          78,169,355         1,427,801
                                         --------         ------------       ----------
Net increase in net assets........        546,738          79,281,035         1,429,027
Net assets beginning of period....              0           1,429,027                 0
                                         --------         ------------       ----------
Net assets end of period*.........       $546,738         $80,710,062        $1,429,027
                                         ========         ============       ==========
Unit transactions:
Units outstanding beginning of
 period...........................              0             142,487                 0
Units issued during the period....         54,777          14,259,179           159,572
Units redeemed during the
 period...........................              0          (6,640,506)          (17,085)
                                         --------         ------------       ----------
Units outstanding end of period...         54,777           7,761,160           142,487
                                         ========         ============       ==========
---------------
 * Includes undistributed net
   investment income (loss) of:          $   (202)        $ 1,112,906        $    1,226
                                         ========         ============       ==========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              MONY CUSTOM MASTER
                                            --------------------------------------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                            --------------------------------------------------------------------------------------
                                                          EQUITY                        SMALL COMPANY VALUE             MANAGED
                                                        SUBACCOUNT                         SUBACCOUNT***               SUBACCOUNT
                                            ----------------------------------   ----------------------------------   ------------
                                            FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR
                                               ENDED       DECEMBER 1, 1998**       ENDED       DECEMBER 3, 1998**       ENDED
                                            DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH         DECEMBER 31,
                                                1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998        1999
                                            ------------   -------------------   ------------   -------------------   ------------
From operations:
 Net investment income (loss).............  $ 1,666,546         $   (202)        $ 1,781,172         $   (136)        $ 17,261,157
 Net realized gain (loss) on
   investments............................      (76,825)            (386)            562,323               76           (1,356,575)
 Net change in unrealized appreciation
   (depreciation) of investments..........    1,114,149           12,919           1,958,981           19,917          (11,144,313)
                                            -----------         --------         -----------         --------         ------------
Net increase (decrease) in net assets
 resulting from operations................    2,703,870           12,331           4,302,476           19,857            4,760,269
                                            -----------         --------         -----------         --------         ------------
From unit transactions:
 Net proceeds from the issuance of
   units..................................   28,754,279          631,080          45,228,505          362,502          144,669,632
 Net asset value of units redeemed or used
   to meet contract obligations...........   (5,351,785)               0          (4,449,851)               0          (23,248,728)
                                            -----------         --------         -----------         --------         ------------
Net increase from unit transactions.......   23,402,494          631,080          40,778,654          362,502          121,420,904
                                            -----------         --------         -----------         --------         ------------
Net increase in net assets................   26,106,364          643,411          45,081,130          382,359          126,181,173
Net assets beginning of period............      643,411                0             382,359                0            2,151,196
                                            -----------         --------         -----------         --------         ------------
Net assets end of period*.................  $26,749,775         $643,411         $45,463,489         $382,359         $128,332,369
                                            ===========         ========         ===========         ========         ============
Unit transactions:
Units outstanding beginning of period.....       64,500                0              36,198                0              215,756
Units issued during the period............    2,819,082           64,500           3,850,959           36,198           13,972,664
Units redeemed during the period..........     (535,064)               0            (373,707)               0           (2,255,573)
                                            -----------         --------         -----------         --------         ------------
Units outstanding end of period...........    2,348,518           64,500           3,513,450           36,198           11,932,847
                                            ===========         ========         ===========         ========         ============

---------------
 * Includes undistributed net investment
   income (loss) of:                        $ 1,666,344         $   (202)        $ 1,781,036         $   (136)        $ 17,260,510
                                            ===========         ========         ===========         ========         ============
** Commencement of operations
*** Formerly small cap subaccount

                                                               MONY CUSTOM MASTER
                                            --------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                                            --------------------------------------------------------
                                                  MANAGED                INTERNATIONAL GROWTH
                                                SUBACCOUNT                    SUBACCOUNT
                                            -------------------   ----------------------------------
                                              FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD
                                            DECEMBER 1, 1998**       ENDED       DECEMBER 3, 1998**
                                                  THROUGH         DECEMBER 31,         THROUGH
                                             DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                            -------------------   ------------   -------------------
From operations:
 Net investment income (loss).............      $     (647)       $   208,032         $    (87)
 Net realized gain (loss) on
   investments............................          (1,175)           303,713                4
 Net change in unrealized appreciation
   (depreciation) of investments..........          29,092          3,431,921            5,208
                                                ----------        -----------         --------
Net increase (decrease) in net assets
 resulting from operations................          27,270          3,943,666            5,125
                                                ----------        -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units..................................       2,123,926         14,118,499          161,753
 Net asset value of units redeemed or used
   to meet contract obligations...........               0         (2,301,128)               0
                                                ----------        -----------         --------
Net increase from unit transactions.......       2,123,926         11,817,371          161,753
                                                ----------        -----------         --------
Net increase in net assets................       2,151,196         15,761,037          166,878
Net assets beginning of period............               0            166,878                0
                                                ----------        -----------         --------
Net assets end of period*.................      $2,151,196        $15,927,915         $166,878
                                                ==========        ===========         ========
Unit transactions:
Units outstanding beginning of period.....               0             15,811                0
Units issued during the period............         215,756          1,253,630           15,811
Units redeemed during the period..........               0           (194,678)               0
                                                ----------        -----------         --------
Units outstanding end of period...........         215,756          1,074,763           15,811
                                                ==========        ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                            $     (647)       $   207,945         $    (87)
                                                ==========        ===========         ========
** Commencement of operations
*** Formerly small cap subaccount

                                                    MONY CUSTOM MASTER
                                            ----------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                                            ----------------------------------
                                                     HIGH YIELD BOND
                                                        SUBACCOUNT
                                            ----------------------------------
                                            FOR THE YEAR     FOR THE PERIOD
                                               ENDED       DECEMBER 9, 1998**
                                            DECEMBER 31,         THROUGH
                                                1999        DECEMBER 31, 1998
                                            ------------   -------------------
From operations:
 Net investment income (loss).............  $   671,046         $    444
 Net realized gain (loss) on
   investments............................     (141,592)               0
 Net change in unrealized appreciation
   (depreciation) of investments..........     (347,425)             359
                                            -----------         --------
Net increase (decrease) in net assets
 resulting from operations................      182,029              803
                                            -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units..................................   17,411,010          246,240
 Net asset value of units redeemed or used
   to meet contract obligations...........   (2,265,166)               0
                                            -----------         --------
Net increase from unit transactions.......   15,145,844          246,240
                                            -----------         --------
Net increase in net assets................   15,327,873          247,043
Net assets beginning of period............      247,043                0
                                            -----------         --------
Net assets end of period*.................  $15,574,916         $247,043
                                            ===========         ========
Unit transactions:
Units outstanding beginning of period.....       24,732                0
Units issued during the period............    1,720,663           24,732
Units redeemed during the period..........     (225,366)               0
                                            -----------         --------
Units outstanding end of period...........    1,520,029           24,732
                                            ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                        $   671,490         $    444
                                            ===========         ========
** Commencement of operations
*** Formerly small cap subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM MASTER
                                            -----------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                            -----------------------------------------------------------------------

                                                          GROWTH                         GROWTH AND INCOME
                                                        SUBACCOUNT                           SUBACCOUNT
                                            ----------------------------------   ----------------------------------
                                            FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD
                                               ENDED       DECEMBER 1, 1998**       ENDED       DECEMBER 3, 1998**
                                            DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                            ------------   -------------------   ------------   -------------------
From operations:
 Net investment income (loss).............  $ (1,285,538)      $     (592)       $  (409,896)        $    (75)
 Net realized gain (loss) on
   investments............................     2,449,639              144          1,292,661                1
 Net change in unrealized appreciation
   (depreciation) of investments..........    23,150,925           35,655          4,713,749            6,178
                                            ------------       ----------        -----------         --------
Net increase (decrease) in net assets
 resulting from operations................    24,315,026           35,207          5,596,514            6,104
                                            ------------       ----------        -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units..................................   218,185,753        1,594,029         87,801,810          265,896
 Net asset value of units redeemed or used
   to meet contract obligations...........   (24,775,225)               0         (7,257,393)               0
                                            ------------       ----------        -----------         --------
Net increase from unit transactions.......   193,410,528        1,594,029         80,544,417          265,896
                                            ------------       ----------        -----------         --------
Net increase in net assets................   217,725,554        1,629,236         86,140,931          272,000
Net assets beginning of period............     1,629,236                0            272,000                0
                                            ------------       ----------        -----------         --------
Net assets end of period*.................  $219,354,790       $1,629,236        $86,412,931         $272,000
                                            ============       ==========        ===========         ========
Unit transactions:
Units outstanding beginning of period.....       154,728                0             26,693                0
Units issued during the period............    18,916,259          154,728          7,726,203           26,693
Units redeemed during the period..........    (2,118,204)               0           (630,134)               0
                                            ------------       ----------        -----------         --------
Units outstanding end of period...........    16,952,783          154,728          7,122,762           26,693
                                            ============       ==========        ===========         ========

---------------
 * Includes undistributed net investment
   income (loss) of:                        $ (1,286,130)      $     (592)       $  (409,971)        $    (75)
                                            ============       ==========        ===========         ========
** Commencement of operations

                                                                      MONY CUSTOM MASTER
                                            -----------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                            -----------------------------------------------------------------------
                                                                                               EQUITY
                                                   SMALL COMPANY GROWTH                        INCOME
                                                        SUBACCOUNT                           SUBACCOUNT
                                            ----------------------------------   ----------------------------------
                                            FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD
                                               ENDED       DECEMBER 3, 1998**       ENDED       DECEMBER 8, 1998**
                                            DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                            ------------   -------------------   ------------   -------------------
From operations:
 Net investment income (loss).............  $   (79,785)        $    (67)        $  (133,289)        $    (47)
 Net realized gain (loss) on
   investments............................      397,107                4             181,535                1
 Net change in unrealized appreciation
   (depreciation) of investments..........    4,698,213            8,945            (510,001)           1,724
                                            -----------         --------         -----------         --------
Net increase (decrease) in net assets
 resulting from operations................    5,015,535            8,882            (461,755)           1,678
                                            -----------         --------         -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units..................................   17,374,555          185,484          29,981,260          197,340
 Net asset value of units redeemed or used
   to meet contract obligations...........   (1,189,968)               0          (3,250,564)               0
                                            -----------         --------         -----------         --------
Net increase from unit transactions.......   16,184,587          185,484          26,730,696          197,340
                                            -----------         --------         -----------         --------
Net increase in net assets................   21,200,122          194,366          26,268,941          199,018
Net assets beginning of period............      194,366                0             199,018                0
                                            -----------         --------         -----------         --------
Net assets end of period*.................  $21,394,488         $194,366         $26,467,959         $199,018
                                            ===========         ========         ===========         ========
Unit transactions:
Units outstanding beginning of period.....       17,887                0              19,409                0
Units issued during the period............    1,354,866           17,887           2,757,380           19,409
Units redeemed during the period..........      (90,960)               0            (303,817)               0
                                            -----------         --------         -----------         --------
Units outstanding end of period...........    1,281,793           17,887           2,472,972           19,409
                                            ===========         ========         ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                        $   (79,852)        $    (67)        $  (133,336)        $    (47)
                                            ===========         ========         ===========         ========
** Commencement of operations

                                                    MONY CUSTOM MASTER
                                            ----------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                                            ----------------------------------
                                                         CAPITAL
                                                       APPRECIATION
                                                        SUBACCOUNT
                                            ----------------------------------
                                            FOR THE YEAR     FOR THE PERIOD
                                               ENDED       DECEMBER 8, 1998**
                                            DECEMBER 31,         THROUGH
                                                1999        DECEMBER 31, 1998
                                            ------------   -------------------
From operations:
 Net investment income (loss).............  $  (143,656)        $    (49)
 Net realized gain (loss) on
   investments............................      560,264                4
 Net change in unrealized appreciation
   (depreciation) of investments..........    8,006,641            8,949
                                            -----------         --------
Net increase (decrease) in net assets
 resulting from operations................    8,423,249            8,904
                                            -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units..................................   25,145,239          215,502
 Net asset value of units redeemed or used
   to meet contract obligations...........   (3,310,266)               0
                                            -----------         --------
Net increase from unit transactions.......   21,834,973          215,502
                                            -----------         --------
Net increase in net assets................   30,258,222          224,406
Net assets beginning of period............      224,406                0
                                            -----------         --------
Net assets end of period*.................  $30,482,628         $224,406
                                            ===========         ========
Unit transactions:
Units outstanding beginning of period.....       20,360                0
Units issued during the period............    2,046,259           20,360
Units redeemed during the period..........     (264,613)               0
                                            -----------         --------
Units outstanding end of period...........    1,802,006           20,360
                                            ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                        $  (143,705)        $    (49)
                                            ===========         ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM MASTER
                                    ---------------------------------------------------------------------------------
                                         ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------        DREYFUS              DREYFUS
                                        MULTI-CAP                                   STOCK              SOCIALLY
                                         GROWTH              BALANCED               INDEX             RESPONSIBLE
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                    -----------------   -------------------   -----------------   -------------------
                                     FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                     JULY 15,1999**       JULY 12, 1999**      JULY 20, 1999**      JULY 23, 1999**
                                         THROUGH              THROUGH              THROUGH              THROUGH
                                    DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999
                                    -----------------   -------------------   -----------------   -------------------
From operations:
 Net investment income (loss).....     $   (76,869)         $  (23,876)          $   241,727          $  182,771
 Net realized gain (loss) on
   investments....................         378,162              10,054                78,396              30,957
 Net change in unrealized
   appreciation (depreciation) of
   investments....................       9,190,475             494,105             3,144,960             492,953
                                       -----------          ----------           -----------          ----------
Net increase (decrease) in net
 assets resulting from
 operations.......................       9,491,768             480,283             3,465,083             706,681
                                       -----------          ----------           -----------          ----------
From unit transactions:
 Net proceeds from the issuance of
   units..........................      38,409,014           9,569,175            43,565,519           5,686,675
 Net asset value of units redeemed
   or used to meet contract
   obligations....................      (1,188,222)           (422,003)           (2,026,270)           (261,029)
                                       -----------          ----------           -----------          ----------
Net increase from unit
 transactions.....................      37,220,792           9,147,172            41,539,249           5,425,646
                                       -----------          ----------           -----------          ----------
Net increase in net assets........      46,712,560           9,627,455            45,004,332           6,132,327
Net assets beginning of period....               0                   0                     0                   0
                                       -----------          ----------           -----------          ----------
Net assets end of period*.........     $46,712,560          $9,627,455           $45,004,332          $6,132,327
                                       ===========          ==========           ===========          ==========
Unit transactions:
Units outstanding beginning of
 period...........................               0                   0                     0                   0
Units issued during the period....       1,654,605             960,848             4,427,435             554,261
Units redeemed during the
 period...........................         (49,550)            (43,026)             (204,406)            (25,230)
                                       -----------          ----------           -----------          ----------
Units outstanding end of period...       1,605,055             917,822             4,223,029             529,031
                                       ===========          ==========           ===========          ==========

---------------
 * Includes undistributed net
   investment income (loss) of:        $   (76,869)         $  (23,876)          $   241,727          $  182,771
                                       ===========          ==========           ===========          ==========
** Commencement of operations

                                                          MONY CUSTOM MASTER
                                    --------------------------------------------------------------
                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                    --------------------------------------------------------------
                                           VIP                VIP II                VIP III
                                         GROWTH             CONTRAFUND        GROWTH OPPORTUNITIES
                                       SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                    -----------------   -------------------   --------------------
                                     FOR THE PERIOD       FOR THE PERIOD         FOR THE PERIOD
                                     JULY 15, 1999**      JULY 20, 1999**       JULY 22, 1999**
                                         THROUGH              THROUGH               THROUGH
                                    DECEMBER 31, 1999    DECEMBER 31, 1999     DECEMBER 31, 1999
                                    -----------------   -------------------   --------------------
From operations:
 Net investment income (loss).....     $   (49,919)         $   (61,843)           $  (22,289)
 Net realized gain (loss) on
   investments....................         107,909               64,643                    15
 Net change in unrealized
   appreciation (depreciation) of
   investments....................       2,872,011            2,819,236               283,442
                                       -----------          -----------            ----------
Net increase (decrease) in net
 assets resulting from
 operations.......................       2,930,001            2,822,036               261,168
                                       -----------          -----------            ----------
From unit transactions:
 Net proceeds from the issuance of
   units..........................      20,065,183           24,290,922             9,187,365
 Net asset value of units redeemed
   or used to meet contract
   obligations....................        (743,933)          (1,221,120)             (473,515)
                                       -----------          -----------            ----------
Net increase from unit
 transactions.....................      19,321,250           23,069,802             8,713,850
                                       -----------          -----------            ----------
Net increase in net assets........      22,251,251           25,891,838             8,975,018
Net assets beginning of period....               0                    0                     0
                                       -----------          -----------            ----------
Net assets end of period*.........     $22,251,251          $25,891,838            $8,975,018
                                       ===========          ===========            ==========
Unit transactions:
Units outstanding beginning of
 period...........................               0                    0                     0
Units issued during the period....       2,020,566            2,479,149               963,098
Units redeemed during the
 period...........................         (72,364)            (123,462)              (49,246)
                                       -----------          -----------            ----------
Units outstanding end of period...       1,948,202            2,355,687               913,852
                                       ===========          ===========            ==========
---------------
 * Includes undistributed net
   investment income (loss) of:        $   (49,919)         $   (61,843)           $  (22,289)
                                       ===========          ===========            ==========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               MONY CUSTOM MASTER
                                                ---------------------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES FUND
                                                ---------------------------------------------------------------------------------
                                                   AGGRESSIVE                                  CAPITAL             WORLDWIDE
                                                     GROWTH              BALANCED           APPRECIATION            GROWTH
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                -----------------   -------------------   -----------------   -------------------
                                                 FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                 JULY 19, 1999**      JULY 19, 1999**      JULY 15, 1999**      JULY 15, 1999**
                                                     THROUGH              THROUGH              THROUGH              THROUGH
                                                DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999
                                                -----------------   -------------------   -----------------   -------------------
From operations:
  Net investment income (loss)................     $   (65,628)         $   176,735          $   (15,093)         $   (45,742)
  Net realized gain (loss) on investments.....         493,792               38,860              174,017              215,918
  Net change in unrealized appreciation
    (depreciation) of investments.............       8,768,576            1,804,653            8,496,301            5,002,880
                                                   -----------          -----------          -----------          -----------
Net increase (decrease) in net assets
  resulting from operations...................       9,196,740            2,020,248            8,655,225            5,173,056
                                                   -----------          -----------          -----------          -----------
From unit transactions:
  Net proceeds from the issuance of units.....      26,709,744           19,947,065           30,469,798           20,188,770
  Net asset value of units redeemed or used to
    meet contract obligations.................        (962,351)            (690,271)          (1,014,144)            (663,807)
                                                   -----------          -----------          -----------          -----------
Net increase from unit transactions...........      25,747,393           19,256,794           29,455,654           19,524,963
                                                   -----------          -----------          -----------          -----------
Net increase in net assets....................      34,944,133           21,277,042           38,110,879           24,698,019
Net assets beginning of period................               0                    0                    0                    0
                                                   -----------          -----------          -----------          -----------
Net assets end of period*.....................     $34,944,133          $21,277,042          $38,110,879          $24,698,019
                                                   ===========          ===========          ===========          ===========
Unit transactions:
Units outstanding beginning of period.........               0                    0                    0                    0
Units issued during the period................       2,227,213            2,004,157            3,052,727            1,833,953
Units redeemed during the period..............         (73,383)             (70,175)             (97,241)             (58,936)
                                                   -----------          -----------          -----------          -----------
Units outstanding end of period...............       2,153,830            1,933,982            2,955,486            1,775,017
                                                   ===========          ===========          ===========          ===========

---------------
 * Includes undistributed net investment
   income (loss) of:                               $   (65,628)         $   176,735          $   (15,093)         $   (45,742)
                                                   ===========          ===========          ===========          ===========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master is presented here.

     There are twenty-five MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series Fund (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25% of the average daily net assets of each of the subaccounts of MONY Custom Master. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from shares redeemed by each subaccount during the period ended December 31, 1999 were as follows:

                                                          COST OF SHARES     PROCEEDS FROM
             MONY CUSTOM MASTER SUBACCOUNTS                  ACQUIRED       SHARES REDEEMED
             ------------------------------               ---------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................   $ 10,952,115       $ 2,185,748
Long Term Bond Portfolio................................     16,932,328         4,114,199
Government Securities Portfolio.........................     17,089,687         2,936,059
Money Market Portfolio..................................    153,910,849        76,060,106
Enterprise Accumulation Trust
Equity Portfolio........................................     30,540,099         7,293,275
Small Company Value Portfolio...........................     47,031,134         6,451,151
Managed Portfolio.......................................    149,599,187        28,943,951
International Growth Portfolio..........................     14,898,543         3,152,059
High Yield Bond Portfolio...............................     18,216,612         3,153,321
Growth Portfolio........................................    229,613,909        37,373,953
Growth and Income Portfolio.............................     90,701,959        10,523,582
Small Company Growth Portfolio..........................     18,158,671         2,043,402
Equity Income Portfolio.................................     31,004,297         4,417,915
Capital Appreciation Portfolio..........................     26,744,870         5,038,134
Multi-Cap Growth Portfolio..............................     38,964,748         1,798,740
Balanced Portfolio......................................      9,794,655           666,559
Dreyfus
Dreyfus Stock Index Fund................................     44,372,739         2,917,288
The Dreyfus Socially Responsible Growth Fund, Inc. .....      5,828,410           413,532
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................     20,407,138         1,124,739
VIP II Contrafund Portfolio.............................     24,933,110         1,912,291
VIP III Growth Opportunities Portfolio..................      9,412,703           716,593

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES     PROCEEDS FROM
             MONY CUSTOM MASTER SUBACCOUNTS                  ACQUIRED       SHARES REDEEMED
             ------------------------------               ---------------   ---------------
Janus Aspen Series Fund
Aggressive Growth Portfolio.............................   $ 27,260,606       $ 1,562,203
Balanced Portfolio......................................     20,266,846         1,045,214
Capital Appreciation Portfolio..........................     30,857,519         1,466,044
Worldwide Growth Portfolio..............................     20,764,907         1,274,101

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in this Registration
Statement:

          (1) With respect to MONY America Variable Account A:


             (a) Report of Independent Accountants



             (b) Statements of assets and liabilities as of December 31, 1999



             (c) Statements of operations for the year ended December 31, 1999



             (d) Statements of changes in net assets for the years ended
                 December 31, 1999 and 1998



             (e) Notes to financial statements



          (2) With respect to MONY Life Insurance Company of America:


             (a) Report of Independent Accountants;


             (b) Balance sheets as of December 31, 1999 and 1998;



             (c) Statements of income and comprehensive income for the years ended December 31, 1999, 1998 and 1997;



             (d) Statements of changes in shareholder's equity for the years ended December 31, 1999, 1998 and 1997;



             (e) Statements of cash flows for the years ended December 31, 1999, 1998 and 1997;


             (f) Notes to financial statements.

     (b) EXHIBITS

          (1) Resolutions of Board of Directors of MONY Life Insurance Company of America ("Company") authorizing the establishment of MONY America Variable Account A ("Variable Account"), adopted March 27, 1987, filed as
     Exhibit 1 of Registration Statement Nos. 33-14362 and 811-5166, dated May 18, 1987, is incorporated herein by reference.

          (2) Not applicable.

          (3)(a) Distribution Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc., filed as
     Exhibit 3(a) of Post-Effective Amendment No. 3, dated February 28, 1991, to Registration Statement No. 33-20453, is incorporated herein by reference.

          (b) Specimen Agreement with Registered Representatives, filed as
     Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement Nos. 33-37722 and 811-6216, is incorporated herein by reference.

          (c) Specimen Agreement (Career Contract) between the Company and selling agents (with Commission Schedule), filed as Exhibit 3(c) of Pre-Effective Amendment No. 1, dated October 26, 1987, to Registration Statement Nos. 33-14362 and 811-5166, is incorporated herein by reference.

          (4) Proposed form of Flexible Payment Variable Annuity Contracts, filed as Exhibit (4) of Registration Statement dated July 23, 1998, Registration Nos. 333-59717 and 811-5166, is incorporated herein by reference.

          (5) Proposed form of Application for Flexible Payment Variable Annuity Contract, to be filed by amendment.

          (6) Articles of Incorporation and By-Laws of the Company, filed as Exhibits 6(a) and 6(b), respectively, of Registration Statement No. 33-13183, dated April 6, 1987, is incorporated herein by reference.

          (7) Not applicable.

          (8) Not applicable.

          (9) Opinion and Consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to the legality of the securities being registered, filed as Exhibit (9) of Registration Statement dated October 13, 1998, Registration Nos. 333-59717 and 811-5166, is incorporated herein by reference.

          (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY America Variable Account A, is filed herewith as Exhibit (10).

          Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Life Insurance Company of America, is filed herewith as Exhibit (10).

          (11) Not applicable.

          (12) Not applicable.

          (13) Calculation of Performance Data, filed as Exhibit 13 to Post-Effective Amendment No. 1, dated April 16, 1999, to Registration Statement on Form N-4 (Registration No. 333-59717 is incorporated herein by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


                    NAME                            POSITION AND OFFICES WITH DEPOSITOR
                    ----                            -----------------------------------
Michael I. Roth..............................  Director, Chairman and Chief Executive
                                               Officer
Samuel J. Foti...............................  Director, President and Chief Operating
                                               Officer
Kenneth M. Levine............................  Director and Executive Vice President
Richard E. Connors...........................  Director
Richard Daddario.............................  Director, Vice President, and Controller
Philip A. Eisenberg..........................  Director, Vice President, and Actuary
Margaret G. Gale.............................  Director and Vice President
Stephen J. Hall..............................  Director
Charles P. Leone.............................  Director, Vice President and Chief Compliance
                                                 Officer
Sam Chiodo...................................  Vice President -- Corporate and Strategic
                                                 Marketing
William D. Goodwin...........................  Vice President
Evelyn L. Peos...............................  Vice President and Illustration Actuary
Michael Slipowitz............................  Vice President
David S. Waldman.............................  Secretary
David V. Weigel..............................  Treasurer


     The business address for all officers and directors of MONY America is 1740 Broadway, New York, New York 10019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").


     The following is a diagram showing all corporations directly or indirectly controlled by or under common control with MONY Life Insurance Company of America, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of MONY that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of MONY.

                             [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS:


     As of December 31, 1999 MONY America Variable Account A had 82,805 owners of Contracts.


ITEM 28.  INDEMNIFICATION

     The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

     SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

     SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


     (a) MONY Securities Corporation ("MSC") is the principal underwriter of the Registrant and the Fund. MONY Life Insurance Company ("MONY") also acts as sub-investment adviser to the Fund through a services agreement.


     (b) The names, titles, and principal business addresses of the officers of MONY and MSC are listed on Schedules A and D of the respective Forms ADV for MONY (Registration No. 801-13564), as filed with the Commission on December 20, 1977 and as amended, and on Schedule A of Form BD for MSC (Registration No. 8-15289) as filed with the Commission on November 23, 1969 and as amended and on the individual officer's Form U-4, the texts of which are hereby incorporated by reference.


     (c) The following table sets forth commissions and other compensation received by each principal underwriter, directly or indirectly, from MONY America Variable Account A during fiscal year 1999:



                                              NET
                                         UNDERWRITING
                                         DISCOUNTS AND    COMPENSATION      BROKERAGE        OTHER
                NAME OF                   COMMISSIONS     ON REDEMPTION    COMMISSIONS    COMPENSATION
               PRINCIPAL                 -------------    -------------    -----------    ------------
              UNDERWRITER                    1999             1999            1999            1999
              -----------                -------------    -------------    -----------    ------------
MONY Securities Corporation............        0                0               0              0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019, at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202 or at its Marketing Center at 1740 Broadway, New York, New York 10019.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, the the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY America Variable Account A, has duly caused this Post-Effective Amendment No. 6 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 29th day of February, 2000.



                                          MONY AMERICA VARIABLE ACCOUNT A
                                          (Registrant)


                                          MONY Life Insurance Company of America
                                          (Depositor)

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                            Michael I. Roth, Director, Chairman
                                                              of
                                               the Board, and Chief Executive
                                                           Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                      SIGNATURE                                                     DATE
                      ---------                                                     ----
                 /s/ MICHAEL I. ROTH                                          February 29, 2000
-----------------------------------------------------
                   Michael I. Roth
        Director, Chairman of the Board, and
               Chief Executive Officer

                 /s/ SAMUEL J. FOTI                                           February 29, 2000
-----------------------------------------------------
                   Samuel J. Foti
  Director, President, and Chief Operating Officer

                /s/ RICHARD DADDARIO                                          February 29, 2000
-----------------------------------------------------
                  Richard Daddario
      Director, Vice President, and Controller
    (Principal Financial and Accounting Officer)

                /s/ KENNETH M. LEVINE                                         February 29, 2000
-----------------------------------------------------
                  Kenneth M. Levine
        Director and Executive Vice President

              /s/ PHILLIP A. EISENBERG                                        February 29, 2000
-----------------------------------------------------
                Phillip A. Eisenberg
        Director, Vice President, and Actuary

                /s/ MARGARET G. GALE                                          February 29, 2000
-----------------------------------------------------
                  Margaret G. Gale
             Director and Vice President

                /s/ CHARLES P. LEONE                                          February 29, 2000
-----------------------------------------------------
                  Charles P. Leone
            Director, Vice President, and
              Chief Compliance Officer

               /s/ RICHARD E. CONNORS                                         February 29, 2000
-----------------------------------------------------
                 Richard E. Connors
                      Director

                                 EXHIBIT INDEX

EXHIBIT NO.                           DESCRIPTION
-----------                           -----------
              Consent of PricewaterhouseCoopers LLP, Independent
   (10)       Accountants

                                      II-7